Putnam
Convertible
Opportunities
and Income Trust

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

8-31-00

[SCALE LOGO OMITTED]


FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

It is a pleasure to greet you in our new roles as Chairman of the Trustees and President of the Funds. As you know, both of us have been members of the Board of Trustees for a number of years -- years during which the global securities markets, the mutual fund industry, and Putnam itself have experienced tremendous growth and change.

As we look to the future, we are certain that the changes will be breathtaking in their scope. What will not change is the Trustees' dedication to serving the best interests of our shareholders.

We welcome the challenges that lie ahead and are confident that Putnam and your Board will continue to face those challenges successfully as they have for more than 60 years. We look forward to helping you meet your financial objectives for many years to come.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
October 18, 2000

REPORT FROM FUND MANAGEMENT

Charles G. Pohl
Rosemary H. Thomsen

A sharp correction in the technology sector of the convertibles market, combined with weakness in the high-yield bond market, created negative returns for the fund in absolute terms but also offered some exciting buying opportunities. On the plus side, the fund's strong positions in energy and financial-related convertibles and underweight position in telecommunications-related convertibles aided the fund's relative performance against its benchmark indexes.

Total return for 6 months ended 8/31/00

                 NAV            Market price
-----------------------------------------------------------------------
               -1.33%              9.56%
-----------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods begins on page 6.

* TECHNOLOGY DOMINATES CONVERTIBLE MARKET

Compared with a total of more than 5,000 common stocks traded on the various stock exchanges, the convertible market is relatively small, comprising roughly 600 issues. It also is transitory by nature. The companies that issue convertibles typically are in the fastest-growing sectors of the economy and often tap the convertible market for financing. Given the recent influx of new issues from high-growth sectors, the composition of the convertible market has rapidly evolved to heavier weightings in these sectors.

During 1999 and 2000, the principal issuers of convertible securities have been companies in the technology and telecommunications industries. In fact, by the end of 1999, the combined technology and telecommunications sectors amounted to more than 60% of the convertible universe, up from 29% in 1998. This mix differs greatly from the market's composition in the early to mid-1990s, when most issuers were from the cyclical and consumer services sectors. Concurrent with the shift into technology has been a change in the life stage of the issuer, with new issues reflecting younger, relatively untested companies that were enthusiastically embraced by the market.

* STRATEGY FOCUSED ON QUALITY COMPANIES

In the convertible portion of the fund, we attempt to emphasize smaller companies with attractive valuations. Nevertheless, convertibles in the technology and telecommunications sectors have higher valuations, on average, than the overall market. They are susceptible to greater-than-average volatility. In recent years, these valuations have been exaggerated by an exuberant market, which considered the Internet and other emerging technologies the next gold rush and did little to distinguish well-run companies from ill-conceived startups. Because we recognize that fast-growing small and midsize companies are likely to come in and out of favor, our research is focused on identifying the highest-quality companies with the best long-term fundamentals for inclusion in the portfolio.


[GRAPHIC OMITTED: TOP FIVE CONVERTIBLE SECURITY HOLDINGS]

TOP FIVE CONVERTIBLE SECURITY HOLDINGS*

Reliant Energy, Inc. into Time
Warner, Inc.
$1.165 convertible preferred
Electric utilities

Veritas Software Corp.
1.856%, 2006
Software

MediaOne Group, Inc.
$3.633 convertible preferred
Cable television

AES Trust II
$3.375 convertible preferred
Electric utilities

Hewlett-Packard Co.
0%, 2017
Computers


[GRAPHIC OMITTED: TOP FIVE CORPORATE BOND AND NOTES HOLDINGS]

TOP FIVE CORPORATE BOND AND NOTES HOLDINGS+

Midland Funding II Corp.
11.75%, 2005
Power producers

AMFM Operating, Inc.
12.625%, 2006
Broadcasting

Global Crossing Holdings Ltd.
9.625%, 2008
Telecommunications

Nextel Partners, Inc.
11%, 2010
Telecommunications

RBF Finance Co.
11.375%, 2009
Energy

Footnotes read:
*These combined holdings represent 4.8% of the fund's net assets as of 8/31/00. Portfolio holdings will vary over time.

+These holdings represent 3.0% of the fund's net assets as of 8/31/00.
 Portfolio holdings will vary over time.


In March, technology issues experienced their first major setback in several months. Rising interest rates, lofty valuations, and the Microsoft antitrust trial were just some of the factors that combined to drive the prices of technology convertibles lower. Although difficult for many of the fund's holdings, the experience provided a unique opportunity for us to buy convertible securities of quality companies in rapidly growing industries at bargain prices. The fund's relative performance was aided during the period by an underweight position in the telecommunications sector, which was hit particularly hard and therefore generated some of the best buying opportunities. Recent purchases include Qwest, Level 3 Communications, Juniper Networks, and Redback Networks. Although these holdings, along with others mentioned in this report, were viewed favorably at the end of the period, all are subject to review and adjustment in accordance with your fund's investment strategy and may vary in the future.


[GRAPHIC OMITTED: pie chart PORTFOLIO COMPOSITION]

PORTFOLIO COMPOSITION*

Convertible securities -- 49.7%

Corporate bonds and notes -- 41.8%

Preferred stocks -- 1.6%

Common stocks,
including warrants -- 1.9%

Other -- 5.0%

Footnote reads:
*Based on total market value of investments as of 8/31/00. Composition will vary over time.


* OTHER SECTORS PROVIDE DIVERSIFICATION, PERFORMANCE

Outside of the technology and telecommunications sectors, the fund's holdings in energy and financial-related convertibles helped provide valuable diversification and boosted performance during the period. The fund's energy-related holdings benefited from rising commodity prices and some strategic positioning prior to the start of the period. By early 1999, the price of oil had dropped to $11 per barrel. OPEC was having trouble restricting supply among its members, the Asian financial crisis was threatening to leach demand from the global commodity market, and an unseasonably warm winter in the United States also dampened demand for the commodity. We took advantage of that opportunity and loaded up on companies specializing in oil services, exploration, and production. This year, oil futures skyrocketed to over $37 per barrel (in September 2000) due to supply shortages and unseasonably cold weather. The fund entered the period overweight in oil service, exploration, and production company stocks, all of which have benefited from the rise in oil prices. Holdings include Devon Energy, Diamond Offshore Drilling, and Swift Energy.

In the financial sector, rising interest rates created volatility, but the fund benefited from ongoing banking and insurance industry consolidations and took advantage of opportunities to add to existing holdings. In the past year, the Federal Reserve Board has raised short-term interest rates six times in an effort to slow the U.S. economy and hold off inflation. Merger and acquisition activity has helped financial companies create efficiencies in a difficult business environment. The fact that the Fed is nearer to the end of its tightening cycle than the beginning puts interest-rate sensitive companies in a strong position, and we took advantage of opportunities during the period to buy quality companies selling at attractive valuations. Recent purchases include American General common stock and Sovereign Bankcorp, Inc. convertible bonds.

* HIGH-YIELD BONDS LOSE FAVOR IN 2000

The fund's high-yield corporate bonds reflected the unfavorable market conditions in the high-yield sector. Reasons for the unfriendly environment included the fact that the Fed's rate increases helped make short-term fixed-income investments more attractive than they had been in several years. Also, the U.S. Treasury's buyback program of ultra-safe long-term Treasury securities captured the attention of fixed-income investors. Finally, a rise in high-yield default rates over the past two years cast a shadow over the market. Credit for many issuers remains tight.

Although merger and acquisition activity helped in certain sectors, we generally took a defensive tack with the portfolio. For example, we reduced your fund's exposure to zero-coupon bonds -- bonds that don't pay interest but are sold at a deep discount to their face value -- in the face of generally increasing volatility in the bond market. In times of increased market volatility, zero-coupon bonds tend to be more volatile than comparable bonds with coupon payments.

* SPRING CORRECTION RESTORES BALANCE TO MARKETS

Debate over the future course of corporate earnings, interest rates, and the November election is likely to generate uncertainty for the foreseeable future. While this may translate into increased volatility over the short term, we remain quite upbeat. In addition to the attractive buying opportunities that uncertainty creates, the spring correction produced a tangible shift in investor psychology and a renewed appreciation for quality companies that can deliver growth. This less speculative approach bodes well for the companies in your fund.

As we approach 2001, a number of factors could work in favor of the high-yield market. First, it appears the Fed is nearing the end of its rate-increase program, if it hasn't reached it already. This would be a positive development for virtually all markets but particularly good for high-yield bonds. Once investors feel more comfortable about re-entering the high-yield market, they should find that these securities offer attractive yields on both an historical and relative basis. The one wild card remains the significant amount of pent-up issuance waiting for conditions to improve before coming to market. Nevertheless, our outlook remains positive.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 8/31/00, there is no guarantee the fund will continue to hold these securities in the future.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Convertible Opportunities and Income Trust is designed for investors aggressively seeking capital appreciation and current income through a diversified portfolio of lower-grade and nonrated convertible securities and nonconvertible high-yielding securities.




TOTAL RETURN FOR PERIODS ENDED 8/31/00

                                             Merrill        Merrill
                                          Lynch Small     Lynch All-     First Boston   Consumer
                              Market          Cap         Convertible     High-Yield     price
Since 6/29/95        NAV      price    Convertible Index     Index        Bond Index     index
------------------------------------------------------------------------------------------------
6 months           -1.33%      9.56%        -5.50%           -3.00%          0.55%       1.53%
------------------------------------------------------------------------------------------------
1 year              9.54       1.23        -13.10            36.77           2.08        3.23
------------------------------------------------------------------------------------------------
5 years            57.65      42.26            --*          131.29          37.92       12.81
Annual average      9.53       7.30            --*           18.25           6.64        2.44
------------------------------------------------------------------------------------------------
Life of fund       61.89      39.44            --*          142.34          40.45       13.18
Annual average      9.77       6.64            --*           18.67           6.79        2.42
------------------------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value, and market price will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

*This index's inception was December 1996.



PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 8/31/00

-----------------------------------------------------------------------
Distributions from common shares
-----------------------------------------------------------------------
Number                                       6
-----------------------------------------------------------------------
Income                                    $0.9300
-----------------------------------------------------------------------
Capital gains                                --
-----------------------------------------------------------------------
  Total                                   $0.9300
-----------------------------------------------------------------------
Share value:                          NAV         Market price
-----------------------------------------------------------------------
2/29/00                              $24.03         $18.750
-----------------------------------------------------------------------
8/31/00                               22.58          19.563
-----------------------------------------------------------------------
Current return (end of period)
-----------------------------------------------------------------------
Current dividend rate1                 8.24%           9.51%
-----------------------------------------------------------------------

1 Most recent distribution, annualized and divided by NAV or market price at end of period.


TOTAL RETURN FOR PERIODS ENDED 9/30/00 (most recent calendar quarter)

Since 6/29/95             NAV         Market price
-----------------------------------------------------
6 months                -3.13%           7.01%
-----------------------------------------------------
1 year                   8.10           12.29
-----------------------------------------------------
5 years                 52.71           57.55
Annual average           8.84            9.52
-----------------------------------------------------
Life of fund            58.62           41.87
Annual average           9.17            6.88
-----------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities divided by the number of outstanding common shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.


COMPARATIVE BENCHMARKS

Merrill Lynch All-Convertible Index is an unmanaged list of convertible securities commonly used as a measure of performance for the convertible market.

Merrill Lynch Small Cap Convertible Index* is a sub-index of the Merrill Lynch All-Convertible Index and is an unmanaged list of small-capitalization convertible securities that measures performance for small-capitalization convertible securities. The index's inception was December 1996.

First Boston High-Yield Bond Index* is a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's and Baa by Moody's. The average quality of bonds included in the index may be lower than the average quality of the bonds in which the fund customarily invests.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


*Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




THE FUND'S PORTFOLIO
August 31, 2000 (Unaudited)

CORPORATE BONDS AND NOTES (41.4%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
Advertising and Marketing Services (0.4%)
-------------------------------------------------------------------------------------------------------------------
     $       90,000 Adams Outdoor Advertising sr. notes 10 3/4s, 2006                                 $      92,700
            107,000 Interact Operating Co. notes 14s, 2003                                                   32,100
             40,000 Lamar Media Corp. company guaranty 9 5/8s, 2006                                          40,900
            100,000 Lamar Media Corp. sr. sub. notes 9 1/4s, 2007                                           100,250
             45,000 Lamar Media Corp. company guaranty 8 5/8s, 2007                                          44,213
                                                                                                      -------------
                                                                                                            310,163

Aerospace and Defense (0.8%)
-------------------------------------------------------------------------------------------------------------------
             50,000 Argo-Tech Corp. company guaranty 8 5/8s, 2007                                            40,000
            140,000 Argo-Tech Corp. company guaranty Ser. D, 8 5/8s, 2007                                   110,600
            110,000 BE Aerospace, Inc. sr. sub. notes 9 1/2s, 2008                                          106,700
             30,000 BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                       26,925
             60,000 Decrane Aircraft Holdings company guaranty Ser. B, 12s, 2008                             54,000
            120,000 L-3 Communications Corp. sr. sub. notes Ser. B, 10 3/8s, 2007                           122,400
             50,000 L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                                     46,500
             40,000 L-3 Communications Corp. company guaranty Ser. B, 8s, 2008                               36,000
            120,000 Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                             119,700
             20,000 Sequa Corp. med. term notes 10s, 2001                                                    20,146
             10,000 Sequa Corp. sr. notes 9s, 2009                                                            9,975
                                                                                                      -------------
                                                                                                            692,946

Agriculture (0.3%)
-------------------------------------------------------------------------------------------------------------------
            284,643 Premium Standard Farms, Inc. sr. sec. notes 11s, 2003 (PIK)                             259,025

Airlines (0.4%)
-------------------------------------------------------------------------------------------------------------------
            100,000 Air 2 US 144A 12.266s, 2020                                                             107,259
             80,000 Calair LLC 144A company guaranty 8 1/8s, 2008                                            74,400
             30,000 Continental Airlines, Inc. notes 8s, 2005                                                28,273
             70,000 Northwest Airlines, Inc. company guaranty 8.52s, 2004                                    67,276
             40,000 Northwest Airlines, Inc. company guaranty 7 5/8s, 2005                                   37,182
             30,000 US Air, Inc. pass-through certificates Ser. 93A3, 10 3/8s, 2013                          27,150
                                                                                                      -------------
                                                                                                            341,540

Automotive (1.1%)
-------------------------------------------------------------------------------------------------------------------
            138,000 Aftermarket Technology Corp. sr. sub. notes 12s, 2004                                   135,930
             80,000 Dura Operating Corp. company guaranty Ser. B, 9s, 2009                                   73,100
             60,000 Exide Corp. sr. notes 10s, 2005                                                          49,800
             60,000 Federal Mogul Corp. notes 7 7/8s, 2010                                                   43,800
            180,000 Federal Mogul Corp. notes 7 3/4s, 2006                                                  136,350
             80,000 Federal Mogul Corp. notes 7 1/2s, 2009                                                   58,400
             80,000 Hayes Lemmerz International, Inc. company guaranty
                    Ser. B, 8 1/4s, 2008                                                                     70,000
             55,000 Hayes Wheels International, Inc. company guaranty
                    Ser. B, 9 1/8s, 2007                                                                     50,325
             30,000 Lear Corp. company guaranty Ser. B, 7.96s, 2005                                          28,844
            160,000 Oxford Automotive, Inc. company guaranty Ser. D,
                    10 1/8s, 2007                                                                           144,000
            170,000 Talon Automotive Group sr. sub. notes Ser. B, 9 5/8s, 2008                               68,000
             80,000 Tenneco, Inc. company guaranty Ser. B, 11 5/8s, 2009                                     69,600
                                                                                                      -------------
                                                                                                            928,149

Banking (1.2%)
-------------------------------------------------------------------------------------------------------------------
             20,000 Bank United Corp. bonds 8 7/8s, 2007                                                     19,838
             50,000 CSBI Capital Trust I 144A company guaranty 11.75s, 2027                                  53,500
             10,000 Chevy Chase Savings Bank, Inc. sub. deb. 9 1/4s, 2008                                     9,100
            120,000 Chevy Chase Savings Bank, Inc. sub. deb. 9 1/4s, 2005                                   111,000
             90,000 Colonial Capital II 144A company guaranty 8.92s, 2027                                    84,291
            140,000 GS Escrow Corp. sr. notes 7 1/8s, 2005                                                  128,387
            125,000 Hanvit Bank 144A sub. notes 11 3/4s, 2010 (Korea)                                       125,313
             90,000 Local Financial Corp. sr. notes 11s, 2004                                                90,000
             70,000 Provident Capital Trust company guaranty 8.6s, 2026                                      65,270
             40,000 Riggs Capital Trust 144A bonds 8 5/8s, 2026                                              32,472
             70,000 Sovereign Bancorp, Inc. sr. notes 10 1/2s, 2006                                          71,225
             60,000 Sovereign Capital Trust company guaranty 9s, 2027                                        45,007
             90,000 Superior Financial 144A sr. notes 8.65s, 2003                                            86,632
             50,000 Webster Capital Trust I 144A bonds 9.36s, 2027                                           43,207
                                                                                                      -------------
                                                                                                            965,242

Beverage (0.2%)
-------------------------------------------------------------------------------------------------------------------
            198,000 Triarc Consumer Products, Inc. company guaranty
                    10 3/4s, 2009                                                                           192,555

Broadcasting (3.0%)
-------------------------------------------------------------------------------------------------------------------
            165,000 Acme Television sr. disc. notes stepped-coupon zero %
                    (10 7/8s, 9/30/00), 2004 (STP)                                                          156,750
            160,000 Allbritton Communications Co. sr. sub. notes Ser. B,
                    8 7/8s, 2008                                                                            149,600
            379,900 AMFM Operating, Inc. deb. 12 5/8s, 2006 (PIK)                                           434,986
              2,044 Australis Media, Ltd. sr. disc. notes 15 3/4s, 2003
                    (In default) (Australia) (PIK) (NON)                                                          1
            240,000 Benedek Communications Corp. sr. disc. notes
                    stepped-coupon zero % (13 1/4s, 5/15/01), 2006 (STP)                                    199,200
             75,800 Capstar Broadcasting sub. deb. 12s, 2009 (PIK)                                           87,170
             75,000 Central European Media Enterprises, Ltd. sr. notes 9 3/8s,
                    2004 (Bermuda)                                                                           29,250
             79,370 Citadel Broadcasting, Inc. sr. sub. notes 10 1/4s, 2007                                  81,751
            193,000 Diva Systems Corp. sr. disc. notes stepped-coupon Ser. B,
                    zero % (12 5/8s, 3/1/03), 2008 (STP)                                                     86,850
            310,000 Echostar DBS Corp. sr. notes 9 3/8s, 2009                                               306,125
             50,000 Fox Family Worldwide, Inc. sr. disc. notes stepped-coupon
                    zero % (10 1/4s, 11/1/02), 2007 (STP)                                                    36,125
             75,000 Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                        71,813
            125,000 Golden Sky DBS, Inc. sr. disc. notes stepped-coupon
                    Ser. B, zero % (13 1/2s, 3/1/04), 2007 (STP)                                             89,375
             75,000 Golden Sky Systems company guaranty Ser. B,
                    12 3/8s, 2006                                                                            83,250
             80,000 Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                   62,000
             70,000 LIN Television Corp. company guaranty 8 3/8s, 2008                                       66,325
             45,000 Onepoint Communications, Inc. company guaranty
                    Ser. B, 14 1/2s, 2008                                                                    41,400
             30,000 Pegasus Communications Corp. sr. notes Ser. B, 9 3/4s, 2006                              29,850
             30,000 Pegasus Media & Communications notes Ser. B, 12 1/2s, 2005                               31,200
            247,000 PHI Holdings, Inc. sr. sub. notes zero %, 2001                                          229,290
             50,000 Radio One, Inc. company guaranty Ser. B, 12s, 2004                                       52,500
             90,000 Spanish Broadcasting System, Inc. sr. sub notes 9 5/8s, 2009                             89,325
             80,000 TV Azteca S.A. de C.V. sr. notes 10 1/2s, 2007 (Mexico)                                  75,800
                                                                                                      -------------
                                                                                                          2,489,936

Building Materials (0.3%)
-------------------------------------------------------------------------------------------------------------------
             50,000 American Architectural Products Corp. company
                    guaranty 11 3/4s, 2007 (In default) (NON)                                                12,500
             30,000 Atrium Companies, Inc. company guaranty Ser. B,
                    10 1/2s, 2009                                                                            27,300
             80,000 Building Materials Corp. company guaranty 8s, 2008                                       58,800
            130,000 Dayton Superior Corp. 144A sr. sub. notes 13s, 2009                                     127,400
             60,000 NCI Building Systems, Inc. sr. sub. notes Ser. B,
                    9 1/4s, 2009                                                                             56,100
                                                                                                      -------------
                                                                                                            282,100

Cable Television (2.0%)
-------------------------------------------------------------------------------------------------------------------
             90,000 Adelphia Communications Corp. sr. notes Ser. B,
                    9 7/8s, 2007                                                                             85,725
             30,000 Adelphia Communications Corp. sr. notes 7 7/8s, 2009                                     25,425
            100,000 Century Communications Corp. sr. notes 8 7/8s, 2007                                      92,250
            400,000 Charter Communications Holdings LLC sr. notes
                    8 5/8s, 2009                                                                            366,000
             80,000 Classic Cable, Inc. company guaranty 10 1/2s, 2010                                       66,400
            250,000 Comcast UK Cable, Ltd. deb. stepped-coupon zero %
                    (11.2s, 11/15/00), 2007 (Bermuda) (STP)                                                 234,375
             30,000 CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2013                                            30,750
            295,000 Diamond Cable Communication Co. sr. disc. notes
                    stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                    (United Kingdom) (STP)                                                                  227,519
            125,000 Knology Holdings, Inc. sr. disc. notes stepped-coupon
                    zero % (11 7/8s, 10/15/02), 2007 (STP)                                                   65,000
             70,000 RCN Corp. sr. notes 10 1/8s, 2010                                                        56,350
             70,000 TeleWest Communications PLC 144A sr. disc. notes
                    stepped-coupon zero % (11 3/8s, 2/1/05), 2010
                    (United Kingdom) (STP)                                                                   37,100
             90,000 TeleWest Communications PLC deb. stepped-coupon
                    zero % (11s, 10/1/00), 2007 (United Kingdom) (STP)                                       86,288
            150,000 TeleWest Communications PLC 144A 9 7/8s, 2010
                    (United Kingdom)                                                                        142,500
             50,000 United Pan-Europe N.V. sr. disc. notes stepped-coupon
                    zero % (13 3/4s, 8/01/05), 2010 (Netherlands) (STP)                                      22,563
             60,000 United Pan-Europe N.V. sr. notes 10 7/8s, 2009
                    (Netherlands)                                                                            51,000
            260,000 United Pan-Europe N.V. 144A notes stepped-coupon
                    zero % (12 1/2s, 8/01/04), 2009 (Netherlands) (STP)                                     119,600
                                                                                                      -------------
                                                                                                          1,708,845

Chemicals (1.8%)
-------------------------------------------------------------------------------------------------------------------
             90,000 Arco Chemical Co. deb. 9.8s, 2020                                                        87,300
             60,000 Geo Specialty Chemicals, Inc. sr. sub. notes 10 1/8s, 2008                               54,000
             90,000 Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007                                          81,450
             90,000 Huntsman Corp. 144A sr. sub. notes FRN 10.263s, 2007                                     78,300
            280,000 Huntsman ICI Chemicals, Inc. company guaranty 10 1/8s, 2009                             284,200
             40,000 ISP Holdings, Inc. sr. notes Ser. B, 9 3/4s, 2002                                        38,800
             20,000 ISP Holdings, Inc. sr. notes Ser. B, 9s, 2003                                            19,200
            120,000 Lyondell Petrochemical Co. sr. sub. notes 10 7/8s, 2009                                 122,100
            220,000 Lyondell Petrochemical Co. sec. notes Ser. B, 9 7/8s, 2007                              223,025
            200,000 PCI Chemicals & Pharmaceuticals company guaranty 9 1/4s,
                    2007 (India)                                                                            106,000
             30,000 Pioneer Americas Acquisition 144A sr. notes 9 1/4s, 2007                                 18,000
             60,000 Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                                    48,300
             40,000 Polymer Group, Inc. company guaranty Ser. B, 8 3/4s, 2008                                31,500
            140,268 Polytama International notes 11 1/4s, 2007 (In default)
                    (Netherlands) (NON)                                                                       7,013
             80,000 Royster-Clark, Inc. 1st mtge. 10 1/4s, 2009                                              62,400
             75,000 Sterling Chemicals Holdings sr. disc. notes stepped-coupon
                    zero % (13 1/2s, 8/15/01), 2008 (STP)                                                    31,875
            100,000 Sterling Chemicals Holdings company guaranty Ser. B,
                    12 3/8s, 2006                                                                           103,000
             90,000 Trikem S.A. 144A bonds 10 5/8s, 2007 (Brazil)                                            72,225
                                                                                                      -------------
                                                                                                          1,468,688

Coal (--%)
-------------------------------------------------------------------------------------------------------------------
            110,000 Lodestar Holdings, Inc. company guaranty 11 1/2s, 2005                                   16,500

Commercial and Consumer Services (0.4%)
-------------------------------------------------------------------------------------------------------------------
            170,000 Coinmach Corp. sr. notes Ser. D, 11 3/4s, 2005                                          170,850
            180,000 GS Superhighway Holdings sr. notes 9 7/8s, 2004 (China)                                 131,400
                                                                                                      -------------
                                                                                                            302,250

Computers (0.3%)
-------------------------------------------------------------------------------------------------------------------
            235,000 Unisys Corp. sr. notes 11 3/4s, 2004                                                    247,338

Conglomerates (0.1%)
-------------------------------------------------------------------------------------------------------------------
             90,000 Insilco Holding Co. sr. disc. notes stepped-coupon zero %
                    (14s, 8/15/03), 2008 (STP)                                                               49,500

Construction (0.2%)
-------------------------------------------------------------------------------------------------------------------
            100,000 Morrison Knudsen Corp. 144A sr. notes 11s, 2010                                         101,500
             30,000 Republic Group, Inc. sr. sub. notes 9 1/2s, 2008                                         30,000
                                                                                                      -------------
                                                                                                            131,500

Consumer (0.2%)
-------------------------------------------------------------------------------------------------------------------
            140,000 Home Interiors & Gifts, Inc. company guaranty 10 1/8s, 2008                              42,000
            140,000 Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                            114,450
                                                                                                      -------------
                                                                                                            156,450

Consumer Finance (0.1%)
-------------------------------------------------------------------------------------------------------------------
            115,000 Contifinancial Corp. sr. notes 8 3/8s, 2003 (In default) (NON)                           14,375
            110,000 Contifinancial Corp. sr. notes 8 1/8s, 2008 (In default) (NON)                           13,750
             80,000 Contifinancial Corp. sr. notes 7 1/2s, 2002 (In default) (NON)                            8,800
             80,000 Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                             68,000
                                                                                                      -------------
                                                                                                            104,925

Consumer Goods (0.5%)
-------------------------------------------------------------------------------------------------------------------
             35,000 French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                                  33,600
             30,000 French Fragrances, Inc. company guaranty Ser. D, 10 3/8s, 2007                           29,100
            205,000 NBTY, Inc. 144A sr. sub. notes 8 5/8s, 2007                                             175,275
            250,000 Revlon Consumer Products sr. notes 8 1/8s, 2006                                         177,500
                                                                                                      -------------
                                                                                                            415,475

Consumer Services (0.2%)
-------------------------------------------------------------------------------------------------------------------
            110,000 Iron Mountain, Inc. company guaranty 8 3/4s, 2009                                       103,675
             49,000 Pierce Leahy Corp. sr. sub. notes 11 1/8s, 2006                                          50,470
                                                                                                      -------------
                                                                                                            154,145

Containers (0.5%)
-------------------------------------------------------------------------------------------------------------------
            180,000 AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                        153,000
            150,000 Consumers International 144A sr. notes 10 1/4s, 2005                                     60,000
             40,000 Radnor Holdings, Inc. sr. notes 10s, 2003                                                35,600
            170,000 Tekni-Plex, Inc. 144A sr. sub. notes 12 3/4s, 2010                                      171,700
                                                                                                      -------------
                                                                                                            420,300

Electric Utilities (0.7%)
-------------------------------------------------------------------------------------------------------------------
             85,000 AES China Generating Co. sr. notes 10 1/8s, 2006 (China)                                 62,900
             40,000 CMS Energy Corp. sr. notes 7 1/2s, 2009                                                  36,100
            220,000 CMS Energy Corp. sr. notes Ser. B, 6 3/4s, 2004                                         204,600
            100,843 Northeast Utilities System notes Ser. A, 8.58s, 2006                                    102,123
             56,000 Northeast Utilities System notes Ser. B, 8.38s, 2005                                     56,064
            290,000 Panda Global Energy Co. company guaranty 12 1/2s,
                    2004 (China)                                                                            130,500
                                                                                                      -------------
                                                                                                            592,287

Energy (0.8%)
-------------------------------------------------------------------------------------------------------------------
             80,000 Leviathan Gas Corp. company guaranty Ser. B, 10 3/8s, 2009                               84,000
             90,000 Parker Drilling Corp. company guaranty Ser. D, 9 3/4s, 2006                              87,750
             90,000 R&B Falcon Corp. sr. notes 12 1/4s, 2006                                                106,200
            320,000 RBF Finance Co. company guaranty 11 3/8s, 2009                                          369,600
                                                                                                      -------------
                                                                                                            647,550

Entertainment (0.8%)
-------------------------------------------------------------------------------------------------------------------
            300,000 AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                     108,000
            160,000 Autotote Corp. 144A company guaranty 12 1/2s, 2010                                      160,000
             70,000 Cinemark USA, Inc. sr. sub. notes 8 1/2s, 2008 (Mexico)                                  22,400
            180,000 Premier Parks, Inc. sr. notes 9 1/4s, 2006                                              168,300
            140,000 SFX Entertainment, Inc. company guaranty 9 1/8s, 2008                                   146,475
             75,000 SFX Entertainment, Inc. 144A company guaranty Ser. B,
                    9 1/8s, 2008                                                                             77,250
            100,000 Silver Cinemas, Inc. sr. sub. notes 10 1/2s, 2005 (In default) (NON)                      9,000
            110,000 United Artists Theatre sr. sub. notes 9 3/4s, 2008 (In default) (NON)                     2,200
                                                                                                      -------------
                                                                                                            693,625

Financial (0.8%)
-------------------------------------------------------------------------------------------------------------------
             60,000 Aames Financial Corp. sr. notes 9 1/8s, 2003                                             26,700
            250,000 Advanta Corp. med. term notes Ser. B, 7s, 2001                                          236,903
             50,000 AMRESCO, Inc. sr. sub. notes Ser. 97-A, 10s, 2004                                        19,500
             40,000 AMRESCO, Inc. sr. sub. notes Ser. 98-A, 9 7/8s, 2005                                     15,600
             70,000 Delta Financial Corp. sr. notes 9 1/2s, 2004                                             31,500
             75,000 Imperial Credit Capital Trust I 144A company guaranty
                    10 1/4s, 2002                                                                            59,250
             45,000 Imperial Credit Industries, Inc. sr. notes 9 7/8s, 2007                                  31,950
             60,000 Nationwide Credit, Inc. sr. notes Ser. A, 10 1/4s, 2008                                  42,000
             25,000 Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                     12,750
             80,000 Ocwen Federal Bank FSB sub. deb. 12s, 2005                                               74,200
             50,000 Ocwen Financial Corp. notes 11 7/8s, 2003                                                45,375
             80,000 Resource America, Inc. 144A sr. notes 12s, 2004                                          71,600
                                                                                                      -------------
                                                                                                            667,328

Food (0.4%)
-------------------------------------------------------------------------------------------------------------------
            110,000 Aurora Foods, Inc. 144A ser. sub. notes Ser. D, 9 7/8s, 2007                             86,350
             75,000 Eagle Family Foods company guaranty Ser. B, 8 3/4s, 2008                                 40,125
            150,000 RAB Enterprises, Inc. company guaranty 10 1/2s, 2005                                    106,500
            130,000 Vlassic Foods Intl., Inc. sr. sub notes Ser. B, 10 1/4s, 2009                            65,000
                                                                                                      -------------
                                                                                                            297,975

Gaming & Lottery (1.8%)
-------------------------------------------------------------------------------------------------------------------
             40,000 Ameristar Casinos, Inc. company guaranty Ser. B,
                    10 1/2s, 2004                                                                            40,200
             40,000 Boyd Gaming Corp. sr. sub. notes 9 1/2s, 2007                                            38,400
            160,000 Fitzgeralds Gaming Corp. company guaranty Ser. B, 12 1/4s,
                    2004 (In default) (NON)                                                                  88,000
             50,000 Harrahs Entertainment, Inc. company guaranty 7 1/2s, 2009                                47,246
            190,000 Hollywood Casino Corp. company guaranty 11 1/4s, 2007                                   197,125
             60,000 Hollywood Park, Inc. company guaranty Ser. B, 9 1/4s, 2007                               61,500
             60,000 Isle of Capri Black Hawk LLC 144A 1st mortgage Ser. B,
                    13s, 2004                                                                                65,400
            120,000 Isle of Capri Black Hawk LLC company guaranty 8 3/4s,
                    2009                                                                                    112,200
             30,000 MGM Grand, Inc. company guaranty 9 3/4s, 2007                                            31,425
            120,000 Mohegan Tribal Gaming, Auth. sr. sub. notes 8 3/4s, 2009                                117,900
             30,000 Mohegan Tribal Gaming, Auth. sr. notes 8 1/8s, 2006                                      29,250
             50,000 Riviera Black Hawk, Inc. 1st mtge. 13s, 2005                                             50,000
            280,000 Trump A.C. 1st mtge. 11 1/4s, 2006                                                      189,000
            320,000 Trump Castle Funding 144A sub. notes 10 1/4s, 2003                                      320,800
            130,000 Venetian Casino, Inc. company guaranty 12 1/4s, 2004                                    132,275
                                                                                                      -------------
                                                                                                          1,520,721

Health Care (1.2%)
-------------------------------------------------------------------------------------------------------------------
            125,000 ALARIS Medical Systems, Inc. company guaranty 9 3/4s, 2006                               86,250
             40,000 Bio-Rad Labs Corp. sr. sub. notes 11 5/8s, 2007                                          41,950
             30,000 Columbia/HCA Healthcare Corp. deb. 8.36s, 2024                                           27,600
             30,000 Columbia/HCA Healthcare Corp. med. term notes 7.69s, 2025                                25,650
             30,000 Columbia/HCA Healthcare Corp. notes 7 1/4s, 2008                                         27,338
             90,000 Columbia/HCA Healthcare Corp. notes 6.91s, 2005                                          83,700
            130,000 Columbia/HCA Healthcare Corp. med. term notes
                    6.63s, 2045                                                                             124,145
             75,000 Conmed Corp. company guaranty 9s, 2008                                                   63,000
            110,000 HCA-The Healthcare Co. notes 8 3/4s, 2010                                               110,138
            100,000 Hudson Respiratory Care, Inc. sr. sub. notes 9 1/8s, 2008                                70,500
             85,000 Mediq, Inc. deb. stepped-coupon zero % (13s, 6/1/03),
                    2009 (STP)                                                                                    9
             80,000 Mediq, Inc. company guaranty 11s, 2008 (In default) (NON)                                 2,400
             90,000 Tenet Healthcare Corp. sr. notes 8 5/8s, 2003                                            90,000
             70,000 Tenet Healthcare Corp. sr. notes 8s, 2005                                                68,600
             50,000 Tenet Healthcare Corp. sr. notes Ser. B, 7 5/8s, 2008                                    47,063
            160,000 Triad Hospitals Holdings company guaranty Ser. B, 11s, 2009                             167,200
                                                                                                      -------------
                                                                                                          1,035,543

Homebuilding (0.3%)
-------------------------------------------------------------------------------------------------------------------
             70,000 D.R. Horton, Inc. company guaranty 8s, 2009                                              64,400
             20,000 Del Webb Corp. sr. sub. deb. 10 1/4s, 2010                                               18,700
             40,000 Del Webb Corp. sr. sub. deb. 9 3/8s, 2009                                                34,000
             60,000 Lennar Corp. 144A sr. notes 9.95s, 2010                                                  61,500
             80,000 Ryland Group, Inc. sr. notes 9 3/4s, 2010                                                80,800
             30,000 Toll Corp. company guaranty 8 1/8s, 2009                                                 28,313
                                                                                                      -------------
                                                                                                            287,713

Household Furniture & Appliances (0.1%)
-------------------------------------------------------------------------------------------------------------------
             85,000 Albecca, Inc. company guaranty 10 3/4s, 2008                                             75,650
             45,000 Sealy Mattress Co. sr. sub. notes Ser. B, 9 7/8s, 2007                                   43,650
                                                                                                      -------------
                                                                                                            119,300

Insurance (--%)
-------------------------------------------------------------------------------------------------------------------
            110,000 Conseco Finance Trust III, Inc. bonds 8.796s, 2027                                       39,600

Lodging/Tourism (0.5%)
-------------------------------------------------------------------------------------------------------------------
             70,000 Epic Resorts LLC company guaranty Ser. B, 13s, 2005                                      30,800
            210,000 HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                              196,875
             30,000 Host Marriott L.P. sr. notes Ser. E, 8 3/8s, 2006                                        28,650
            180,000 ITT Corp. notes 6 3/4s, 2005                                                            166,855
                                                                                                      -------------
                                                                                                            423,180

Manufacturing (0.9%)
-------------------------------------------------------------------------------------------------------------------
            140,000 Blount, Inc. company guaranty 13s, 2009                                                 144,200
             35,000 Celestica International, Ltd. 144A sr. sub. notes 10 1/2s,
                    2006 (Canada)                                                                            36,400
             80,000 Continental Global Group sr. notes Ser. B, 11s, 2007                                     27,200
            235,000 Day International Group, Inc. company guaranty 9 1/2s, 2008                             199,750
            130,000 Flowserve Corp. 144A company guaranty 12 1/4s, 2010                                     131,560
            310,000 Grove Holdings LLC deb. stepped-coupon zero %
                    (11 5/8s, 5/1/03), 2009 (STP)                                                            15,500
            170,000 Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                  166,600
             40,000 Roller Bearing Co. company guaranty Ser. B, 9 5/8s, 2007                                 36,800
                                                                                                      -------------
                                                                                                            758,010

Medical Services (0.1%)
-------------------------------------------------------------------------------------------------------------------
            185,000 Extendicare Health Services, Inc. company guaranty
                    9.35s, 2007                                                                             101,750
             90,000 Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/2s,
                    2007 (In default) (NON)                                                                   1,800
             60,000 Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/4s,
                    2008 (In default) (NON)                                                                   1,200
            150,000 Mariner Post-Acute Network, Inc. sr. sub. notes stepped-
                    coupon Ser. B, zero % (10 1/2s, 11/1/02), 2007
                    (In default) (STP) (NON)                                                                    938
            245,000 Multicare Cos., Inc. sr. sub. notes 9s, 2007 (In default) (NON)                          13,169
            145,000 Sun Healthcare Group, Inc. sr. sub. notes Ser. B, 9 1/2s,
                    2007 (In default) (NON)                                                                   2,900
             60,000 Sun Healthcare Group, Inc. 144A sr. sub. notes 9 3/8s,
                    2008 (In default) (NON)                                                                   1,200
                                                                                                      -------------
                                                                                                            122,957

Medical Technology (0.1%)
-------------------------------------------------------------------------------------------------------------------
             70,000 Hanger Orthopedic Group, Inc. sr. sub. notes 11 1/4s, 2009                               61,250

Metals (1.0%)
-------------------------------------------------------------------------------------------------------------------
            140,000 AK Steel Corp. company guaranty 7 7/8s, 2009                                            130,550
             68,560 Anker Coal Group, Inc. company guaranty Ser. B,
                    14 1/4s, 2007                                                                            30,852
             40,000 Armco, Inc. sr. notes 8 7/8s, 2008                                                       38,400
            140,000 Kaiser Aluminum & Chemical Corp. sr. sub. notes
                    12 3/4s, 2003                                                                           128,800
             10,000 Kaiser Aluminum & Chemical Corp. sr. notes Ser. B,
                    10 7/8s, 2006                                                                             9,850
             10,000 Kaiser Aluminum & Chemical Corp. sr. notes 9 7/8s, 2002                                   9,850
            190,000 LTV Corp. company guaranty 11 3/4s, 2009                                                144,400
            190,000 National Steel Corp. 1st mtge. Ser. D, 9 7/8s, 2009                                     166,725
             40,000 Oregon Steel Mills 1st mortgage 11s, 2003                                                30,400
             10,000 Weirton Steel Corp. 144A sr. notes 10 3/4s, 2005                                          9,300
            100,000 Wheeling -Pittsburgh Steel Corp. sr. notes 9 1/4s, 2007                                  65,000
             80,000 WHX Corp. sr. notes 10 1/2s, 2005                                                        61,400
                                                                                                      -------------
                                                                                                            825,527

Oil & Gas (1.1%)
-------------------------------------------------------------------------------------------------------------------
            180,000 Belco Oil & Gas Corp. company guaranty Ser. B,
                    10 1/2s, 2006                                                                           180,450
             60,000 Belco Oil & Gas Corp. sr. sub. notes Ser. B, 8 7/8s, 2007                                55,800
             60,000 Giant Industries Corp. company guaranty 9s, 2007                                         55,800
             20,000 Gulf Canada Resources, Ltd. sr. sub. notes 9 5/8s,
                    2005 (Canada)                                                                            20,500
             30,000 HS Resources, Inc. company guaranty 9 1/4s, 2006                                         30,300
             70,000 HS Resources, Inc. sr. sub. notes Ser. B, 9 1/4s, 2006                                   69,738
             80,000 Nuevo Energy Co. sr. sub. notes Ser. B, 9 1/2s, 2008                                     80,400
             10,000 Ocean Energy, Inc. company guaranty Ser. B, 8 7/8s, 2007                                 10,200
            150,000 Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008                                149,625
             40,000 Pioneer Natural Resources Co. company guaranty
                    9 5/8s, 2010                                                                             42,000
             10,000 Port Arthur Finance Corp. company guaranty 12 1/2s, 2009                                 10,000
             55,000 Seven Seas Petroleum sr. notes Ser. B, 12 1/2s, 2005                                     12,650
             85,000 Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                             85,425
             30,000 Stone Energy Corp. company guaranty 8 3/4s, 2007                                         28,500
             75,000 Vintage Petroleum sr. sub. notes 9 3/4s, 2009                                            76,875
                                                                                                      -------------
                                                                                                            908,263

Paper & Forest Products (1.9%)
-------------------------------------------------------------------------------------------------------------------
            205,000 APP Finance II Mauritius, Ltd. bonds stepped-coupon 12s,
                    (16s, 2/15/04), 2049 (Indonesia) (STP)                                                   92,250
             40,000 Four M Corp. sr. notes Ser. B, 12s, 2006                                                 38,200
            170,000 Gaylord Container Corp. sr. sub. notes 9 7/8s, 2008                                      85,000
             90,000 Indah Kiat Financial Mauritius, Ltd. company guaranty 10s,
                    2007 (Indonesia)                                                                         50,400
             20,000 Owens-Illinois, Inc. deb. 7.8s, 2018                                                     17,051
            140,000 Owens-Illinois, Inc. sr. notes 7.35s, 2008                                              119,004
            150,000 Pacifica Papers, Inc. sr. notes 10s, 2009 (Canada)                                      151,500
             70,000 Packaging Corp. company guaranty 9 5/8s, 2009                                            71,750
            240,000 Pindo Deli Finance Mauritius, Ltd. company guaranty 10 3/4s,
                    2007 (Indonesia)                                                                        134,400
            285,000 Repap New Brunswick sr. notes 10 5/8s, 2005 (Canada)                                    293,550
            350,000 Riverwood International Corp. company guaranty
                    10 7/8s, 2008                                                                           330,750
             30,000 Stone Container Corp. sr. notes 12.58s, 2016                                             31,125
             10,000 Stone Container Corp. 1st. Mtge. 10 3/4s, 2002                                           10,150
             40,000 Stone Container Financial 144A company guaranty 11 1/2s,
                    2006 (Canada)                                                                            41,450
            125,000 Tembec Industries, Inc. company guaranty 8 5/8s,
                    2009 (Canada)                                                                           123,750
                                                                                                      -------------
                                                                                                          1,590,330

Pharmaceuticals (0.2%)
-------------------------------------------------------------------------------------------------------------------
            130,000 ICN Pharmaceuticals, Inc. 144A sr. notes 8 3/4s, 2008                                   128,700

Power Producers (1.5%)
-------------------------------------------------------------------------------------------------------------------
             60,000 Calpine Corp. sr. notes 10 1/2s, 2006                                                    61,800
             20,000 Calpine Corp. sr. notes 9 1/4s, 2004                                                     19,900
             70,000 Calpine Corp. sr. notes 8 3/4s, 2007                                                     71,657
             40,000 Calpine Corp. sr. notes 7 7/8s, 2008                                                     38,185
            830,000 Midland Funding II Corp. deb. Ser. A, 11 3/4s, 2005                                     909,315
            139,000 York Power Funding 144A notes 12s, 2007 (Cayman Islands)                                140,390
                                                                                                      -------------
                                                                                                          1,241,247

Publishing (0.4%)
-------------------------------------------------------------------------------------------------------------------
            235,000 Affinity Group Holdings sr. notes 11s, 2007                                             196,225
            180,000 Garden State Newspapers, Inc. sr. sub. notes Ser. B,
                    8 3/4s, 2009                                                                            165,600
                                                                                                      -------------
                                                                                                            361,825

Railroads (0.1%)
-------------------------------------------------------------------------------------------------------------------
            155,000 TFM S.A. de C.V. company guaranty stepped-coupon
                    zero % (11 3/4s, 6/15/02), 2009 (Mexico) (STP)                                          120,900

Restaurants (0.2%)
-------------------------------------------------------------------------------------------------------------------
            100,000 FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                      47,000
             80,000 Sbarro, Inc. company guaranty 11s, 2009                                                  82,400
                                                                                                      -------------
                                                                                                            129,400

Retail (0.7%)
-------------------------------------------------------------------------------------------------------------------
            190,000 Amazon.com, Inc. sr. disc. notes stepped-coupon zero %
                    (10s,05/01/03), 2008 (STP)                                                               95,000
             30,000 Iron Age Corp. company guaranty 9 7/8s, 2008                                             21,000
            100,000 K mart Corp. deb. 7 3/4s, 2012                                                           86,250
            135,000 Mothers Work, Inc. sr. notes 12 5/8s, 2005                                              125,550
            310,000 Saks, Inc. company guaranty 8 1/4s, 2008                                                238,461
             20,000 Southland Corp. sr. sub. deb. 5s, 2003                                                   17,961
                                                                                                      -------------
                                                                                                            584,222

Semiconductor (0.1%)
-------------------------------------------------------------------------------------------------------------------
             50,000 Amkor Technologies, Inc. sr. notes 9 1/4s, 2006                                          49,813
             40,000 Chippac Intl., Ltd. company guaranty Ser. B, 12 3/4s, 2009                               42,800
                                                                                                      -------------
                                                                                                             92,613

Shipping (0.1%)
-------------------------------------------------------------------------------------------------------------------
             40,000 International Shipholding Corp. sr. notes 7 3/4s, 2007                                   34,400
             30,000 Transportacion Maritima Mexicana S.A. de C.V. notes
                    9 1/4s, 2003 (Mexico)                                                                    24,600
                                                                                                      -------------
                                                                                                             59,000

Software (--%)
-------------------------------------------------------------------------------------------------------------------
             50,000 Telehub Communications Corp. company guaranty stepped-
                    coupon zero % (13 7/8s, 7/31/02), 2005 (STP)                                              9,000

Specialty Printing (0.1%)
-------------------------------------------------------------------------------------------------------------------
             50,000 Perry-Judd company guaranty 10 5/8s, 2007                                                44,500
             35,154 Von Hoffman Press, Inc. 144A sr. sub. notes 13 1/2s, 2009                                31,639
             40,000 Von Hoffman Press, Inc. 144A sr. sub. notes 10 3/8s, 2007                                37,600
                                                                                                      -------------
                                                                                                            113,739

Technology (0.8%)
-------------------------------------------------------------------------------------------------------------------
            135,000 Fairchild Semiconductor Corp. sr. sub. notes 10 1/8s, 2007                              136,688
            140,000 Flextronics International, Ltd. 144A sr. sub. notes 9 7/8s, 2010                        145,250
            100,000 Flextronics International, Ltd. sr. sub. notes Ser. B, 8 3/4s, 2007                      98,250
             60,000 Telecommunications Techniques, Inc. company guaranty
                    9 3/4s, 2008                                                                             56,400
            225,000 Viasystems, Inc. sr. sub notes 9 3/4s, 2007                                             203,625
                                                                                                      -------------
                                                                                                            640,213

Technology Services (0.7%)
-------------------------------------------------------------------------------------------------------------------
             90,000 Covad Communications Group, Inc. sr. notes 12 1/2s, 2009                                 71,100
             70,000 Covad Communications Group, Inc. sr. notes Ser. B, 12s, 2010                             53,900
            150,000 Equinix, Inc. sr. notes 13s, 2007                                                       120,000
            200,000 Exodus Communications, Inc. 144A sr. notes 11 5/8s, 2010                                203,000
             60,000 Exodus Communications, Inc. sr. notes 10 3/4s, 2009                                      59,100
             30,000 PSINet, Inc. sr. notes 11 1/2s, 2008                                                     26,250
             40,000 PSINet, Inc. sr. notes 11s, 2009                                                         34,400
             60,000 Rhythms Netconnections sr. notes Ser. B, 14s, 2010                                       39,000
                                                                                                      -------------
                                                                                                            606,750

Telecommunications (5.7%)
-------------------------------------------------------------------------------------------------------------------
            150,000 360Networks, Inc. 144A sr. notes 13s, 2008 (Canada)                                     141,750
            120,000 American Mobile Satellite Corp. company guaranty
                    12 1/4s, 2008                                                                            89,100
             20,000 Arch Communications, Inc. sr. notes 13 3/4s, 2008                                        16,000
             80,000 Bestel S.A. de C.V. sr. disc. notes stepped-coupon zero %
                    (12 3/4s, 5/15/03), 2005 (Mexico) (STP)                                                  52,400
             60,000 Call-Net Enterprises, Inc. sr. notes 8s, 2008 (Canada)                                   32,400
            110,000 Carrier1 Intl. SA sr. notes Ser. B, 13 1/4s, 2009 (Luxembourg)                          105,325
            210,000 Celcaribe S.A. sr. notes stepped-coupon zero %
                    (13 1/2s, 3/15/04), 2004 (Colombia) (STP)                                               168,000
            380,000 CellNet Data Systems, Inc. sr. disc. notes stepped-coupon
                    zero % (14s, 10/1/02), 2007 (In default) (NON) (STP)                                     26,600
             70,000 Crown Castle Intl., Corp. sr. notes 10 3/4s, 2011                                        73,150
             90,000 Dobson Communications Corp. sr. notes 10 7/8s, 2010                                      90,900
            120,000 Dobson/Sygnet Communications, Inc. sr. notes 12 1/4s, 2008                              123,000
             60,000 Esprit Telecom Group PLC sr. notes 11 1/2s, 2007
                    (United Kingdom)                                                                         34,200
            120,000 Flag, Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                        106,800
            400,000 Global Crossing Holdings, Ltd. company guaranty
                    9 5/8s, 2008                                                                            404,000
             30,000 Global Crossing Holdings, Ltd. company guaranty
                    9 1/8s, 2006                                                                             29,775
             70,000 Grupo Iusacell sr. notes 14 1/4s, 2006                                                   75,775
            100,000 Innova S De R.L. sr. notes 12 7/8s, 2007 (Mexico)                                        97,000
            200,000 Level 3 Communications, Inc. sr. notes 11 1/4s, 2010                                    192,500
             50,000 Level 3 Communications, Inc. sr. notes 11s, 2008                                         49,500
             50,000 Loral Space & Communication, Ltd. sr. notes 9 1/2s, 2006                                 38,188
            450,000 McCaw International, Ltd. sr. disc. notes stepped coupon
                    zero % (13s, 4/15/02), 2007 (STP)                                                       346,500
             30,000 Metrocall, Inc. sr. sub. notes 11s, 2008                                                 22,500
             30,000 Metrocall, Inc. sr. sub. notes 9 3/4s, 2007                                              22,200
             20,000 Metromedia Fiber Network, Inc. sr. notes 10s, 2009                                       19,750
            170,000 Metromedia Fiber Network, Inc. sr. notes Ser. B, 10s, 2008                              167,450
            157,000 Millicom International Cellular S.A. sr. disc. notes stepped-coupon zero % (13 1/2s, 6/1/01), 2006
                    (Luxembourg) (STP)                                                                      138,945
            180,000 Nextel Communications, Inc. sr. notes 12s, 2008                                         190,800
            140,000 Nextel International, Inc. 144A sr. notes 12 3/4s, 2010                                 136,850
            370,000 Nextel Partners, Inc. 144A sr. notes 11s, 2010                                          370,000
             70,000 Nextlink Communications, Inc. sr. notes 10 1/2s, 2009                                    67,200
             90,000 NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                    78,300
            130,000 NorthPoint Communications Group, Inc. sr. notes
                    12 7/8s, 2010                                                                           126,100
             90,000 Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005                                    36,000
             90,000 Pagemart Wireless, Inc. sr. disc. notes stepped-coupon
                    zero % (11 1/4s, 2/1/03), 2008 (STP)                                                     35,550
             55,000 Paging Network Do Brasil sr. notes 13 1/2s, 2005 (Brazil)                                 3,575
             70,000 Pinnacle Holdings, Inc. sr. disc. notes stepped-coupon
                    zero % (10s, 3/15/03), 2008 (STP)                                                        50,400
             30,000 Price Communications Wireless, Inc. 144A sr. notes
                    9 1/8s, 2006                                                                             30,600
            100,000 Primus Telecommunications Group, Inc. sr. notes
                    12 3/4s, 2009                                                                            64,000
            130,000 RSL Communications PLC company guaranty
                    12 7/8s, 2010                                                                            35,100
             55,000 RSL Communications PLC company guaranty 12 1/4s, 2006                                    19,800
             70,000 RSL Communications PLC 144A notes 10 1/2s, 2008                                          21,175
             80,000 RSL Communications PLC company guaranty 9 1/8s, 2008                                     20,800
             60,000 Satelites Mexicanos S.A. de C.V. 144A sr. notes 10 1/8s,
                    2004 (Mexico)                                                                            39,600
             50,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon
                    Ser. B, zero % (12 7/8s, 3/15/05), 2010 (STP)                                            28,250
             50,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon
                    zero % (11 1/4s, 4/15/04), 2009 (STP)                                                    29,750
             80,000 Startec Global Communications Corp. sr. notes 12s, 2008                                  64,000
             40,000 USA Mobile Communication, Inc. sr. notes 14s, 2004                                       32,400
             30,000 USA Mobile Communication, Inc. sr. notes 9 1/2s, 2004                                    21,900
            110,000 Viatel, Inc. sr. disc. notes stepped-coupon zero %
                     (12 1/2s, 4/15/03), 2008 (STP)                                                          38,500
            157,000 Viatel, Inc. sr. notes 11 1/2s, 2009                                                     89,490
             70,000 Viatel, Inc. sr. notes 11 1/4s, 2008                                                     39,900
             90,000 Williams Communications Group, Inc. sr. notes
                    10 7/8s, 2009                                                                            86,850
            458,000 WinStar Communications, Inc. 144A sr. disc. notes
                    stepped-coupon zero % (14 3/4s, 4/15/05), 2010 (STP)                                    180,910
             93,000 WinStar Communications, Inc. 144A sr. notes 12 3/4s, 2010                                80,910
            115,000 World Access, Inc. sr. notes Ser. B, 13 1/4s, 2008                                       96,600
                                                                                                      -------------
                                                                                                          4,779,018

Telephone (2.6%)
-------------------------------------------------------------------------------------------------------------------
            200,000 Alamosa PCS Holdings, Inc. company guaranty stepped-
                    coupon zero % (12 7/8s, 2/15/05), 2010 (STP)                                            114,000
             80,000 Alaska Communications Systems Corp. company guaranty
                    9 3/8s, 2009                                                                             73,600
             10,000 Allegiance Telecom, Inc. sr. disc. notes stepped-coupon
                    Ser. B, zero % (11 3/4s, 2/15/03), 2008 (STP)                                             7,100
             70,000 Birch Telecommunications, Inc. sr. notes 14s, 2008                                       42,000
            170,000 BTI Telecom Corp. sr. notes 10 1/2s, 2007                                               110,500
             59,200 Hyperion Telecommunications Corp., Inc. sr. notes Ser. B,
                    12 1/4s, 2004                                                                            57,128
            480,000 ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                    (9 7/8s, 5/1/03), 2008 (STP)                                                            163,200
             70,000 Intermedia Communications, Inc. sr. disc. notes stepped-
                    coupon Ser. B, zero % (121/4s, 3/1/04), 2009 (STP)                                       34,650
            570,000 KMC Telecommunications Holdings, Inc. sr. disc. notes
                    stepped-coupon zero % (12 1/2s, 2/15/03), 2008 (STP)                                    228,000
             50,000 Leap Wireless International, Inc. company guaranty
                    12 1/2s, 2010                                                                            42,500
            200,000 Madison River Capital Corp. sr. notes 13 1/4s, 2010                                     166,000
             90,000 MGC Communications, Inc. sr. notes 13s, 2010                                             74,700
            135,000 Microcell Telecommunications sr. disc. notes stepped-coupon
                    Ser. B, zero % (14s, 12/1/01), 2006 (Canada) (STP)                                      129,600
             40,000 Netia Holdings B.V. 144A company guaranty stepped-
                    coupon zero % (11 1/4s, 11/1/01), 2007 (Poland) (STP)                                    28,200
             40,000 Netia Holdings B.V. 144A company guaranty 10 1/4s,
                    2007 (Poland)                                                                            33,700
            280,000 Telecorp PCS, Inc. 144A sr. sub. notes 10 5/8s, 2010                                    291,200
              5,000 Time Warner Telecom, Inc. sr. notes 9 3/4s, 2008                                          4,775
             45,000 Transtel S.A. pass-through certificates 12 1/2s, 2007                                    18,450
            200,000 Ubiquitel Operating Co. company guaranty stepped-
                    coupon zero % (14s, 4/15/05), 2010 (STP)                                                104,000
            240,000 US Unwired, Inc. company guaranty, stepped-coupon
                    Ser. B, zero % (13 3/8s, 11/1/04), 2009 (STP)                                           135,600
             85,000 Versatel Telecom N.V. sr. notes 13 1/4s, 2008 (Netherlands)                              81,175
             30,000 Versatel Telecom N.V. sr. notes 13 1/4s, 2008 (Netherlands)                              28,650
            210,000 Voicestream Wireless, Inc. sr. notes 10 3/8s, 2009                                      226,800
                                                                                                      -------------
                                                                                                          2,195,528

Textiles (0.4%)
-------------------------------------------------------------------------------------------------------------------
            110,000 Galey & Lord, Inc. company guaranty 9 1/8s, 2008                                         60,500
            110,000 Kasper A.S.L., Ltd. sr. notes 12 3/4s, 2004                                              62,700
             50,000 Levi Strauss & Co. notes 6.8s, 2003                                                      41,000
             40,000 Westpoint Stevens, Inc. sr. notes 7 7/8s, 2008                                           34,600
            130,000 Westpoint Stevens, Inc. sr. notes 7 7/8s, 2005                                          116,350
             65,000 William Carter Holdings Co. sr. sub. notes Ser. A, 12s, 2008                             59,800
                                                                                                      -------------
                                                                                                            374,950

Tobacco (0.2%)
-------------------------------------------------------------------------------------------------------------------
            160,000 North Atlantic Trading Co. company guaranty Ser. B, 11s, 2004                           137,600

Trucks & Parts (0.1%)
-------------------------------------------------------------------------------------------------------------------
            120,000 Transportation Manufacturing Operations, Inc. company
                    guaranty 11 1/4s, 2009                                                                   96,000

Utilities (0.1%)
-------------------------------------------------------------------------------------------------------------------
            160,000 Cathay International, Ltd. 144A sr. notes 13s, 2008 (China)                              83,200

Waste Management (0.8%)
-------------------------------------------------------------------------------------------------------------------
            315,000 Allied Waste Industries, Inc. company guaranty Ser. B,
                    10s, 2009                                                                               281,520
            130,000 Allied Waste Industries, Inc. company guaranty Ser. B,
                    7 7/8s, 2009                                                                            117,325
            250,000 Waste Management, Inc. company guaranty 6 7/8s, 2009                                    227,645
                                                                                                      -------------
                                                                                                            626,490

Water Utilities (0.1%)
-------------------------------------------------------------------------------------------------------------------
             70,000 Azurix Corp. 144A notes 10 3/8s, 2007                                                    54,250
                                                                                                      -------------
                    Total Corporate Bonds and Notes (cost $40,782,807)                                $  34,663,376


CONVERTIBLE BONDS AND NOTES (29.7%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
Advertising and Marketing Services (0.6%)
-------------------------------------------------------------------------------------------------------------------
     $       45,000 DoubleClick, Inc. cv. sub. notes 4 3/4s, 2006                                     $      51,131
             20,000 DoubleClick, Inc. 144A cv. sub. notes 4 3/4s, 2006                                       22,725
            115,000 Interpublic Group Cos., Inc. cv. sub. notes 1.8s, 2004                                  123,194
            119,000 Omnicom Group, Inc. cv. sub. deb. 2 1/4s, 2013                                          205,721
             95,000 Young & Rubicam, Inc. 144A cv. sr. notes 3s, 2005                                        99,869
                                                                                                      -------------
                                                                                                            502,640

Aerospace/Defense (0.1%)
-------------------------------------------------------------------------------------------------------------------
             21,000 Diagnostic Retrieval Systems, Inc. cv. sr. sub. deb 9s, 2003                             28,166
             95,000 Kellstrom Industries, Inc. cv. sub. notes 5 1/2s, 2003                                   42,275
             60,000 SPACEHAB, Inc. cv. sub. notes 8s, 2007                                                   43,125
                                                                                                      -------------
                                                                                                            113,566

Airlines (0.2%)
-------------------------------------------------------------------------------------------------------------------
            458,000 World Airways, Inc. cv. sr. sub. deb 8s, 2004                                           128,240

Automotive (0.9%)
-------------------------------------------------------------------------------------------------------------------
            375,000 Magna International cv. sub. deb. 5s, 2002                                              377,813
             86,000 Standard Motor Products, Inc. cv. sub. deb. 6 3/4s, 2009                                 48,483
            380,000 Tower Automotive, Inc. cv. sub. notes 5s, 2004                                          304,950
                                                                                                      -------------
                                                                                                            731,246

Biotechnology (2.4%)
-------------------------------------------------------------------------------------------------------------------
             35,000 Affymetrix, Inc. cv. sub. notes 4 3/4s, 2007                                             26,338
             73,000 Alexion Pharmaceuticals, Inc. 144A cv. sub. notes 5 3/4s, 2007                           83,494
             70,000 Alkermes, Inc. cv. sub. notes 3 3/4s, 2007                                               59,063
            169,000 Athena Neurosciences, Inc. cv. notes 4 3/4s, 2004                                       278,850
             37,000 Aviron cv. sub. notes 5 3/4s, 2005                                                       54,806
            317,000 Centocor, Inc. cv. sub. deb. 4 3/4s, 2005                                               399,816
             66,000 Chiron Corp. cv. sub. notes 1.9s, 2000                                                  123,338
             59,000 COR Therapeutics, Inc. 144A cv. notes 5s, 2007                                          104,946
             45,000 Genzyme Corp. cv. sub. notes 5 1/4s, 2005                                                90,394
            180,000 Human Genome Sciences, Inc. cv. sub. notes 3 3/4s, 2007                                 167,625
             33,000 IDEC Pharmaceuticals Corp. cv. sub. notes zero %, 2019                                   62,205
             42,000 Imclone Systems, Inc 144A cv. sub. notes 5 1/2s, 2005                                    44,258
             86,000 Millennium Pharmaceuticals, Inc. cv. sub. notes 5 1/2s, 2007                            160,498
             69,000 Protein Design Labs, Inc. 144A cv. sub. notes 5 1/2s, 2007                               82,800
            100,000 Sepracor, Inc. cv. sub. deb. 7s, 2005                                                   191,625
             16,000 Sepracor, Inc. cv. sub. deb. 6 1/4s, 2005                                                75,380
             50,000 ViroPharma, Inc. 144A cv. sub. notes 6s, 2007                                            22,063
                                                                                                      -------------
                                                                                                          2,027,499

Broadcasting (1.8%)
-------------------------------------------------------------------------------------------------------------------
             27,000 CD Radio, Inc. cv. sub. notes 8 3/4s, 2009                                               52,920
            320,000 Clear Channel Communications, Inc. cv. sr. notes 1 1/2s, 2002                           315,200
            244,000 Echostar Communications Corp. cv. sub. notes 4 7/8s, 2007                               300,730
            200,000 Jacor Communications, Inc. cv. sr. notes zero %, 2011                                   225,750
            314,000 News America Holdings, Inc. cv. Liquid Yield Option
                    Note (LYON) zero %, 2013                                                                319,693
            210,000 Scandinavian Broadcasting System S.A. cv. sub. notes 7s,
                    2004 (Luxembourg)                                                                       321,563
                                                                                                      -------------
                                                                                                          1,535,856

Commercial and Consumer Services (0.4%)
-------------------------------------------------------------------------------------------------------------------
            371,000 Cendant Corp. cv. sub. notes 3s, 2002                                                   335,755

Communications Equipment (1.3%)
-------------------------------------------------------------------------------------------------------------------
             34,000 American Tower Corp. cv. notes 6 1/4s, 2009                                              56,100
            140,000 American Tower Corp. 144A cv. notes 5s, 2010                                            131,775
             17,000 Antec Corp. cv. sub. notes 4 1/2s, 2003                                                  26,520
             21,000 Commscope, Inc. cv. sub. notes 4s, 2006                                                  18,533
             48,000 Comverse Technology, Inc. cv. sub. deb. 4 1/2s, 2005                                    205,680
            119,000 Efficient Networks, Inc. 144A cv. sub. notes 5s, 2005                                    82,705
            270,000 Juniper Networks, Inc. cv. sub. notes 4 3/4s, 2007                                      400,613
             77,000 Redback Networks, Inc. 144A cv. sub. notes 5s, 2007                                      80,465
             67,000 Terayon Communications Systems, Inc. 144A cv. sr. notes
                    5s, 2007                                                                                 59,463
                                                                                                      -------------
                                                                                                          1,061,854

Computers (1.4%)
-------------------------------------------------------------------------------------------------------------------
             52,000 Adaptec, Inc. cv. sub. notes 4 3/4s, 2004                                                44,850
            354,000 Anixter International, Inc. 144A cv. notes zero %, 2020                                 110,625
             61,000 Aspen Technology, Inc. cv. sub. deb. 5 1/4s, 2005                                        64,203
             26,000 Critical Path, Inc. 144A cv. bonds 5 3/4s, 2005                                          25,448
            130,000 Digital Island, Inc. cv. bonds 6s, 2005                                                  83,038
            604,000 Hewlett-Packard Co. cv. sub. notes zero %, 2017                                         551,905
            220,000 Quantum Corp. cv. sub. 7s, 2004                                                         173,114
            573,000 System Software Associates, Inc. cv. sub. notes 7s, 2002
                    (In default) (NON)                                                                       31,515
             52,000 Vantive Corp. (The) cv. sub. notes 4 3/4s, 2002                                          53,885
                                                                                                      -------------
                                                                                                          1,138,583

Conglomerates (0.1%)
-------------------------------------------------------------------------------------------------------------------
             29,000 ADT Operations, Inc. cv. sub. notes zero %, 2010                                         89,900

Consumer Services (0.3%)
-------------------------------------------------------------------------------------------------------------------
            140,000 Getty Images, Inc. 144A cv. sub. notes 5s, 2007                                         127,400
             36,000 Getty Images, Inc. cv. sub. notes 4 3/4s, 2003                                           56,520
             36,000 VerticalNet, Inc. cv. sub. deb. 5 1/4s, 2004                                             99,090
                                                                                                      -------------
                                                                                                            283,010

Electrical Equipment (0.2%)
-------------------------------------------------------------------------------------------------------------------
             28,000 Oak Industries, Inc. cv. sub. notes 4 7/8s, 2008                                        197,085

Electronics (3.2%)
-------------------------------------------------------------------------------------------------------------------
             44,000 Benchmark Electronics, Inc. 144A cv. sub. notes 6s, 2006                                 62,040
             80,000 Burr-Brown Corp. 144A cv. sub. notes 4 1/4s, 2007                                       137,000
             78,000 Cypress Semiconductor Corp. cv. sub. notes 4s, 2005                                      99,255
            110,000 Cypress Semiconductor Corp. cv. sub. deb. 3 3/4s, 2005                                  113,438
             28,000 Kent Electronics Corp. cv. sub. notes 4 1/2s, 2004                                       24,465
             45,000 Kulicke & Soffa Industries, Inc. 144A cv. sub. notes
                    4 3/4s, 2006                                                                             45,281
             44,000 Level One Communications, Inc. cv. sub. notes 4s, 2004                                  212,520
             58,000 LSI Logic Corp. cv. sub. notes 4 1/4s, 2004                                             137,823
             54,000 Motorola, Inc. cv. sub. deb. LYON zero %, 2013                                           66,150
             88,000 Park Electrochemical Corp. cv. sub. notes 5 1/2s, 2006                                   91,080
            250,000 S3, Inc. 144A cv. sub. notes 5 3/4s, 2003                                               236,875
             82,000 Sanmina Corp. 144A cv. sub. notes 4 1/4s, 2004                                          223,450
            300,000 SCI Systems, Inc. cv. sub. 3s, 2007                                                     384,375
             17,000 Semtech Corp. 144A cv. sub. notes 4 1/2s, 2007                                           26,095
            430,000 Solectron Corp. cv. notes zero %, 2020                                                  283,800
            370,000 Solectron Corp. cv. notes zero %, 2019                                                  268,250
             71,000 TriQuint Semiconductor, Inc. cv. notes 4s, 2007                                          71,799
            220,000 Vitesse Semiconductor Corp. 144A cv. sub. deb. 4s, 2005                                 226,600
                                                                                                      -------------
                                                                                                          2,710,296

Energy (0.8%)
-------------------------------------------------------------------------------------------------------------------
            100,000 Baker Hughes, Inc. cv. notes zero %, 2008                                                79,625
            274,000 Diamond Offshore Drilling, Inc. cv. sub. notes 3 3/4s, 2007                             324,348
            110,000 Diamond Offshore Drilling, Inc. 144A cv. deb. zero %, 2020                               56,650
             87,000 Offshore Logistics, Inc. cv. sub. notes 6s, 2003                                         83,955
             20,000 Parker Drilling Corp. cv. sub. notes 5 1/2s, 2004                                        16,475
            102,000 Pride International, Inc. cv. sub. deb. zero %, 2018                                     43,350
             67,000 Seacor Holdings, Inc. cv. sub. notes 5.38s, 2006                                         73,784
                                                                                                      -------------
                                                                                                            678,187

Health Care Services (0.4%)
-------------------------------------------------------------------------------------------------------------------
             82,000 HEALTHSOUTH Corp. cv. sub. deb. 3 1/4s, 2003                                             63,960
             60,000 Invitrogen Corp. 144A cv. sub. notes 5 1/2s, 2007                                        55,875
            138,000 Omnicare, Inc. cv. bonds 5s, 2007                                                        99,705
            350,000 Phoenix Shannon 144A cv. sr. sub. notes 9 1/2s, 2000
                    (In default) (Ireland) (NON)                                                              3,500
            240,000 Universal Health Services, Inc. 144A cv. notes 0.426s, 2020                             113,700
                                                                                                      -------------
                                                                                                            336,740

Homebuilding (0.1%)
-------------------------------------------------------------------------------------------------------------------
            177,000 Lennar Corp. cv. deb. zero %, 2018                                                       81,420

Household Furniture and Appliances (--%)
-------------------------------------------------------------------------------------------------------------------
            137,000 Sunbeam Corp. 144A cv. sr. notes zero %, 2018                                            15,070

Insurance (0.1%)
-------------------------------------------------------------------------------------------------------------------
            251,000 Mutual Risk Management cv. sub. deb. zero %, 2015                                       125,814

Investment Banking/Brokerage (0.4%)
-------------------------------------------------------------------------------------------------------------------
             81,000 Berkshire Hathaway, Inc. cv. sr. notes 1s, 2001                                         283,601
             20,000 E(a)Trade Group, Inc. 144A cv. sub. notes 6s, 2007                                       19,150
                                                                                                      -------------
                                                                                                            302,751

Manufacturing (0.3%)
-------------------------------------------------------------------------------------------------------------------
             29,000 Thermo Ecotek Corp. 144A cv. bonds 4 7/8s, 2004                                          26,100
            147,000 Thermo Electron Corp. 144A cv. sub. deb. 4 1/4s, 2003                                   135,608
            119,000 Thermo Electron Corp. cv. sr. notes 4s, 2005                                            101,745
                                                                                                      -------------
                                                                                                            263,453

Medical Technology (0.3%)
-------------------------------------------------------------------------------------------------------------------
            291,000 Thermo Cardiosystems, Inc. 144A cv. company guaranty
                    4 3/4s, 2004                                                                            255,353

Metals (0.3%)
-------------------------------------------------------------------------------------------------------------------
            100,000 Inco, Ltd. cv. deb. 7 3/4s, 2016 (Canada)                                                87,125
            100,000 Inco, Ltd. cv. deb. 5 3/4s, 2004 (Canada)                                                89,500
            103,000 Quanex Corp. cv. sub. deb. 6.88s, 2007                                                   92,056
                                                                                                      -------------
                                                                                                            268,681

Oil & Gas (1.1%)
-------------------------------------------------------------------------------------------------------------------
            350,000 Anadarko Petroleum Corp. cv. sub. notes zero %, 2020                                    283,063
            445,000 Devon Energy Corp. cv. deb. 4.95s, 2008                                                 427,756
             71,000 Kerr-McGee Corp. cv. sub. deb. 5 1/4s, 2010                                              85,200
            117,000 Swift Energy Co. cv. sub. notes 6 1/4s, 2006                                            118,024
                                                                                                      -------------
                                                                                                            914,043

Pharmaceuticals (1.6%)
-------------------------------------------------------------------------------------------------------------------
             55,000 Alpharma, Inc. cv. sub. notes 5 3/4s, 2005                                              109,038
            400,000 Alza Corp. cv. sub. LYON zero %, 2014                                                   396,000
             56,000 C.V. Therapeutics 144A cv. sub. notes 4 3/4s, 2007                                       72,660
            429,000 Genetech, Inc. 144A cv. bonds zero %, 2015                                              416,130
             47,000 Inhale Therapeutic Systems 144A cv. sub. notes 5s, 2007                                  67,386
             90,000 IVAX Corp. 144A cv. sr. sub. notes 5 1/2s, 2007                                         104,400
            249,000 Roche Holdings, Inc. 144A cv. unsub. LYON zero %,
                    2010 (Switzerland)                                                                      136,477
                                                                                                      -------------
                                                                                                          1,302,091

Photography/Imaging (0.1%)
-------------------------------------------------------------------------------------------------------------------
            171,000 Xerox Corp. cv. sub. deb. 0.57s, 2018                                                    86,141

Publishing (0.1%)
-------------------------------------------------------------------------------------------------------------------
            172,000 Times Mirror Co. cv. sub. notes zero %, 2017                                             98,255

Retail (1.3%)
-------------------------------------------------------------------------------------------------------------------
            174,000 Amazon.com, Inc. cv. sub. deb. 4 3/4s, 2009                                             121,583
             70,000 Ann Taylor Stores Corp. cv. company guaranty 0.55s, 2019                                 37,888
             50,000 Ann Taylor Stores Corp. 144A cv. company guaranty
                    0.55s, 2019                                                                              27,063
            221,000 Costco Cos, Inc. cv. sub. notes zero %, 2017                                            183,154
            380,000 Cybernet Internet Services Intl., Inc. 144A cv. sr. disc.
                    notes stepped-coupon zero % (13s, 8/15/04), 2009 (STP)                                  163,400
            494,000 Office Depot, Inc. cv. LYON zero %, 2007                                                297,018
            493,000 Rite Aid Corp. cv. sub. notes 5 1/4s, 2002                                              220,618
                                                                                                      -------------
                                                                                                          1,050,724

Semiconductor (0.9%)
-------------------------------------------------------------------------------------------------------------------
             87,000 Advanced Energy Industries, Inc. cv. sub. notes 5 1/4s, 2006                            114,949
             79,000 Amkor Technologies, Inc. 144A cv. sub. notes 5s, 2007                                    69,619
             18,000 ASM Lithography Holdings 144A cv. bonds 4 1/4s, 2004
                    (Netherlands)                                                                            21,825
             76,000 Conexant Systems, Inc. cv. sub. notes 4 1/4s, 2006                                      131,290
            200,000 Conexant Systems, Inc. 144A cv. sub. notes 4s, 2007                                     146,250
             66,000 Credence Systems Corp. cv. sub. notes 5 1/4s, 2002                                      113,438
             96,000 LAM Research Corp. cv. sub. notes 5s, 2002                                              115,920
             60,000 Photronics, Inc. cv. sub. notes 6s, 2004                                                 69,150
                                                                                                      -------------
                                                                                                            782,441

Software (3.4%)
-------------------------------------------------------------------------------------------------------------------
             39,000 Akamai Technologies, Inc. 144A cv. sub. notes 5 1/2s, 2007                               34,515
            105,000 BEA Systems, Inc. cv. sub. notes 4s, 2006                                               217,481
             10,000 BEA Systems, Inc. cv. sub. notes 4s, 2005                                               103,075
            115,000 BEA Systems, Inc. 144A cv. sub. notes 4s, 2006                                          238,194
            108,000 Citrix Systems, Inc. cv. sub. deb. zero %, 2019                                          42,390
             53,000 I2 Technologies, Inc. cv. sub. notes 5 1/4s, 2006                                       124,550
            110,000 Mercury Interactive Corp. 144A cv. bonds 4 3/4s, 2007                                   139,150
            697,000 Network Associates, Inc. cv. sub deb. zero %, 2018                                      270,959
            221,000 Rational Software Corp. 144A cv. sub. notes 5s, 2007                                    419,071
             76,000 Siebel Systems, Inc. cv. sub. notes 5 1/2s, 2006                                        327,940
            253,000 Veritas Software Corp. cv. disc. notes 1.856s, 2006                                     862,414
             33,000 Wind River Systems, Inc. cv. sub. notes 5s, 2002                                         42,694
                                                                                                      -------------
                                                                                                          2,822,433

Technology Services (1.9%)
-------------------------------------------------------------------------------------------------------------------
             37,000 America Online, Inc. cv. sub. notes 4s, 2002                                            332,121
            190,000 America Online, Inc. cv. sub. notes zero %, 2019                                         99,038
            110,000 Automatic Data Processing, Inc. cv. deb. zero %, 2012                                   169,813
             71,000 CheckFree Holdings Corp. 144A cv. sub. notes 6 1/2s, 2006                                70,468
             21,000 CNET Networks , Inc. cv. sub. notes 5s, 2006                                             22,313
             47,000 EarthWeb, Inc. cv. sub. notes 7s, 2005                                                   24,205
            235,000 Exodus Communications, Inc. cv. sub. notes 4 3/4s, 2008                                 478,519
            174,000 Internet Capital Group, Inc. cv. sub. notes 5 1/2s, 2004                                119,408
            370,000 Intevac, Inc. 144A cv. sub. notes 6 1/2s, 2004                                          183,150
             86,000 Safeguard Scientifics, Inc. 144A cv. sub. notes 5s, 2006                                114,595
                                                                                                      -------------
                                                                                                          1,613,630

Telecommunications (3.1%)
-------------------------------------------------------------------------------------------------------------------
             66,000 Aether Systems, Inc. cv. sub. notes 6s, 2005                                             56,843
            220,000 Corecomm, Ltd. cv. sub. notes 6s, 2006                                                  140,800
            340,000 Cox Communications, Inc. cv. sub. deb. 0.426s, 2020                                     159,800
            187,000 Level 3 Communication, Inc. cv. sub. deb. 6s, 2010                                      172,274
            164,000 Level 3 Communication, Inc. cv. sub. notes 6s, 2009                                     244,565
            280,000 Liberty Media Group 144A cv. deb. 4s, 2029                                              352,100
            257,000 Liberty Media Group 144A cv. deb. 3 3/4s, 2030                                          240,938
            465,000 MIDCOM Communications, Inc. 144A cv. sub. deb.
                    8 1/4s, 2003 (In default) (NON)                                                           9,300
            443,000 Nextel Communications, Inc. cv. sr. notes 5 1/4s, 2010                                  441,318
            192,000 Nextel Communications, Inc. cv. sr. notes 4 3/4s, 2007                                  463,680
            103,000 NTL, Inc. cv. sub. notes 7s, 2008 (United Kingdom)                                      130,166
             46,000 NTL, Inc. 144A cv. sub. notes 7s, 2008 (United Kingdom)                                  58,133
            100,000 Pinnacle Holdings, Inc. 144A cv. sub. notes 5 1/2s, 2007                                 76,625
             60,000 Primus Telecommunications Group, Inc. 144A cv. sub.
                    deb. 5 3/4s, 2007                                                                        31,275
                                                                                                      -------------
                                                                                                          2,577,817

Tobacco (0.2%)
-------------------------------------------------------------------------------------------------------------------
            270,000 Standard Commercial Corp. cv. sub. deb. 7 1/4s, 2007                                    160,313

Transaction Processing (0.2%)
-------------------------------------------------------------------------------------------------------------------
            170,000 National Data Corp. cv. sub. notes 5s, 2003                                             145,563

Waste Management (0.2%)
-------------------------------------------------------------------------------------------------------------------
            159,000 Waste Management, Inc. cv. sub. notes 4s, 2002                                          148,268
                                                                                                      -------------
                    Total Convertible Bonds and Notes (cost $23,939,576)                              $  24,884,718


CONVERTIBLE PREFERRED STOCKS (19.5%) (a)
NUMBER OF SHARES                                                                                              VALUE
Automotive (0.3%)
-------------------------------------------------------------------------------------------------------------------
              2,840 Federal-Mogul Financial Trust 3.50 cum. cv. pfd.                                  $      56,800
              5,820 Tower Automotive Capital Trust 144A 3.375 cv. pfd.                                      176,783
                                                                                                      -------------
                                                                                                            233,583

Banking (0.7%)
-------------------------------------------------------------------------------------------------------------------
              4,836 CNB Capital Trust I 1.50 cum. cv. pfd.                                                  168,051
              2,035 National Australia Bank, Ltd. 1.969 cv. pfd.                                             54,691
              3,000 Sovereign Bancorp, Inc. 7.50% cv. pfd.                                                  154,125
              5,880 Union Planters Corp. Ser. E, 2.00 cum. cv. pfd.                                         221,235
                                                                                                      -------------
                                                                                                            598,102

Biotechnology (0.3%)
-------------------------------------------------------------------------------------------------------------------
                844 Alkermes, Inc. 3.25 cv. pfd.                                                            131,875
              1,468 Biovail Corp. 3.375 cv. pfd. (Canada)                                                    89,732
                418 Cephalon, Inc. 3.625 cv. pfd.                                                            59,147
                                                                                                      -------------
                                                                                                            280,754

Broadcasting (1.5%)
-------------------------------------------------------------------------------------------------------------------
              4,897 Cox Communications, Inc. 7.75 cv. pfd.                                                  461,532
              2,802 Cox Communications, Inc. 3.50 cv. pfd.                                                  137,648
                 51 Echostar Communications Corp. Ser. C, 3.375 cum. cv. pfd.                                40,966
              2,496 Emmis Broadcasting Corp. Ser. A, 3.125 cv. pfd.                                         123,240
                541 Pegasus Communications Corp. 144A 6.50% cv. pfd.                                         48,961
                110 Radio One, Inc. 6.50% cum. cv. pfd.                                                     117,700
              4,830 Sinclair Broadcast Group, Inc. 3.00 cv. pfd.                                            163,616
              3,273 United Global Communications, Inc. Ser. D, 3.50 cv. pfd.                                129,693
                803 XM Satellite Radio Holdings Ser. B, 4.125 cv. pfd.                                       46,976
                                                                                                      -------------
                                                                                                          1,270,332

Cable Television (1.3%)
-------------------------------------------------------------------------------------------------------------------
                828 Adelphia Communications Corp. Ser. D, 5.50% cv. pfd.                                     94,703
              8,664 MediaOne Group, Inc. 3.633 cv. pfd.                                                     768,930
              1,159 TCI Pacific Comm 5.00 cv. pfd.                                                          231,800
                                                                                                      -------------
                                                                                                          1,095,433

Commercial and Consumer Services (0.1%)
-------------------------------------------------------------------------------------------------------------------
              3,600 Carriage Services, Inc. 144A 3.50 cv. pfd.                                               75,600

Consumer Goods (0.3%)
-------------------------------------------------------------------------------------------------------------------
              2,898 Estee Lauder Aces TR II 5.406 cv. pfd.                                                  221,697

Electric Utilities (3.0%)
-------------------------------------------------------------------------------------------------------------------
              6,898 AES Trust II 3.375 cv. pfd.                                                             669,106
              5,500 Alliant Energy 144A 7.25 cv. pfd.                                                       317,969
              2,100 CMS Energy Corp. 8.75% cum. cv. pfd.                                                     68,513
              3,100 NiSource, Inc. 3.875 cv. pfd.                                                           139,113
             14,348 Reliant Energy, Inc. into Time Warner, Inc. 1.165 cv. pfd.                            1,198,058
              2,629 TXU Corporation 4.625 cum. cv. pfd.                                                     109,761
                600 TXU Corporation 1.658 cum. cv. pfd.                                                      21,525
                                                                                                      -------------
                                                                                                          2,524,045

Electrical Equipment (0.3%)
-------------------------------------------------------------------------------------------------------------------
             10,440 Sensormatic Electronics Corp. 144A 1.625 cv. pfd.                                       251,865

Electronics (0.2%)
-------------------------------------------------------------------------------------------------------------------
                200 Interact Systems, Inc. 14.00% cv. pfd.                                                      200
              2,034 Pioneer Standard Electronics, Inc. 144A 3.375 cv. pfd.                                  101,700
              1,500 Titan Corp. 144A 2.875 cv. pfd.                                                          55,500
                                                                                                      -------------
                                                                                                            157,400

Energy (0.3%)
-------------------------------------------------------------------------------------------------------------------
              3,679 Evi, Inc. 2.50 cum. cv. pfd.                                                            180,271
                931 Hanover Compressor, Inc. 3.625 cv. pfd.                                                  88,911
                115 XCL, Ltd. 144A Ser. A, 9.50% cum. cv. pfd.                                                   58
                                                                                                      -------------
                                                                                                            269,240

Entertainment (--%)
-------------------------------------------------------------------------------------------------------------------
                859 Six Flags, Inc. 4.05 cv. pfd.                                                            27,488

Food (0.3%)
-------------------------------------------------------------------------------------------------------------------
              5,300 Suiza Capital Trust II 2.75 cv. pfd.                                                    204,050

Household Furniture and Appliances (0.4%)
-------------------------------------------------------------------------------------------------------------------
              4,630 Metromedia International Group, Inc. 3.625 cum. cv. pfd.                                109,384
              6,700 Newell Financial Trust I 2.625 cum. cv. pfd.                                            256,275
                                                                                                      -------------
                                                                                                            365,659

Insurance (1.1%)
-------------------------------------------------------------------------------------------------------------------
              1,063 Ace, Ltd. 4.125 cv. pfd.                                                                 78,795
              3,863 Conseco Finance Trust IV 3.50 cum. cv. pfd.                                              42,493
              8,897 Lincoln National Corp. 0.463 cum. cv. pfd.                                              214,640
              5,597 Metlife Capital Trust I 4.00 cv. pfd.                                                   428,171
              2,345 Protective Life Corp. 3.25 cum. cv. pfd.                                                108,456
                                                                                                      -------------
                                                                                                            872,555

Machinery (--%)
-------------------------------------------------------------------------------------------------------------------
              1,165 Ingersoll-Rand Co. 0.195 cv. pfd.                                                        24,756

Media (0.1%)
-------------------------------------------------------------------------------------------------------------------
              1,324 Seagram Co., Ltd. 3.76 cv. pfd. (Canada)                                                 71,827

Medical Technology (0.5%)
-------------------------------------------------------------------------------------------------------------------
              9,940 Owens & Minor Trust I 144A Ser. A, 2.688 cum. cv. pfd.                                  417,480

Natural Gas Utilities (0.4%)
-------------------------------------------------------------------------------------------------------------------
              1,886 El Paso Energy Capital Trust 2.375 cv. pfd.                                             136,264
              3,200 KN Energy, Inc. 3.548 cv. pfd.                                                          158,400
                                                                                                      -------------
                                                                                                            294,664

Oil & Gas (1.8%)
-------------------------------------------------------------------------------------------------------------------
              4,611 Apache Corp. 2.015 cv. pfd.                                                             247,841
              3,495 Coastal Corp. 1.656 cv. pfd.                                                            132,373
              2,608 Kerr-McGee Corp. 1.825 cv. pfd.                                                         136,594
              2,000 Newfield Exploration Co. 3.25 cv. pfd.                                                  130,000
              1,486 Pogo Producing Co. Ser. A, 3.25 cv. pfd.                                                 90,832
              4,573 Tosco Financing Trust 2.875 cv. pfd.                                                    229,793
             12,390 Unocal Capital Trust 3.125 cum. cv. pfd.                                                551,355
                                                                                                      -------------
                                                                                                          1,518,788

Paper & Forest Products (1.2%)
-------------------------------------------------------------------------------------------------------------------
              2,995 Georgia Pacific Corp. 3.75 cv. pfd.                                                      94,343
              7,142 International Paper Co. 2.625 cv. pfd.                                                  290,144
              7,540 Owens-Illinois, Inc. 2.375 cv. pfd.                                                     158,340
             10,083 Sealed Air Corp. Ser. A, 1.00 cv. pfd.                                                  496,588
                                                                                                      -------------
                                                                                                          1,039,415

Pharmaceuticals (0.4%)
-------------------------------------------------------------------------------------------------------------------
              6,028 Monsanto Co. 2.60 cv. pfd.                                                              300,647

Power Producers (0.3%)
-------------------------------------------------------------------------------------------------------------------
              2,743 Calpine Corp. 144A 2.75 cv. pfd.                                                        279,100

Publishing (0.8%)
-------------------------------------------------------------------------------------------------------------------
              3,604 Readers Digest 0.445 cv. pfd.                                                           120,734
              4,076 Tribune Co. 2.00 cv. pfd.                                                               525,804
              4,181 Tribune Co. 1.75 cv. pfd.                                                                52,785
                                                                                                      -------------
                                                                                                            699,323

Railroads (0.2%)
-------------------------------------------------------------------------------------------------------------------
              1,079 Canadian National Railway Co. 2.625 cv. pfd. (Canada)                                    48,150
              3,788 Union Pacific Capital Trust 3.125 cum. cv. pfd.                                         152,941
                                                                                                      -------------
                                                                                                            201,091

Real Estate (0.5%)
-------------------------------------------------------------------------------------------------------------------
             11,994 Equity Residential Properties Trust Ser. E, 1.75 cv. pfd.                               319,340
              2,091 Vornado Realty Trust Ser. A, 3.25 cv. cum. pfd.                                         109,516
                                                                                                      -------------
                                                                                                            428,856

Restaurants (--%)
-------------------------------------------------------------------------------------------------------------------
                465 Wendy's Financing Ser. A, 2.50 cv. pfd.                                                  21,390

Retail (0.5%)
-------------------------------------------------------------------------------------------------------------------
               2001 CVS Auto Exchange 6.00% cv. pfd.                                                        132,316
              8,736 K mart Financing I 3.875 cum. cv. pfd.                                                  306,852
                                                                                                      -------------
                                                                                                            439,168

Shipping (0.1%)
-------------------------------------------------------------------------------------------------------------------
              1,939 CNF Trust I Ser. A, 2.50 cum. cv. pfd.                                                   72,955

Software (0.1%)
-------------------------------------------------------------------------------------------------------------------
                408 Amdocs, Ltd. 6.75% cv. pfd.                                                              24,888
                873 Lernout & Hauspie Speech Products N.V. 144A 2.375
                    cv. pfd                                                                                  45,396
                                                                                                      -------------
                                                                                                             70,284

Technology Services (0.1%)
-------------------------------------------------------------------------------------------------------------------
                500 NBC Internet, Inc. 7.25% cv. pfd.                                                        10,563
              1,600 PSINet, Inc. 144A 3.50 cv. pfd.                                                          42,400
                                                                                                      -------------
                                                                                                             52,963

Telecommunications (2.4%)
-------------------------------------------------------------------------------------------------------------------
              4,600 Comcast Corp. 2.00% cv. pfd.                                                            474,926
                369 Crown Castle International Corp. 3.125 cum. cv. pfd.                                     20,157
              3,029 DECS Trust IV 0.91 cv. pfd.                                                              24,611
              3,518 DECS Trust VI 6.25% cv. pfd.                                                            246,260
              1,983 Global Crossing, Ltd. 3.375 cum cv. pfd                                                 483,852
              1,307 Global Crossing, Ltd. 6.375 cum. cv. pfd.                                               110,115
              2,447 Global Telesystems Group, Inc. 3.625 cv. pfd.                                            45,270
                700 Mpower Communications Corp. 3.625 cum. cv. pfd.                                          20,563
              1,181 Nextlink Communications, Inc. 3.25 cv. pfd.                                             192,355
                221 Omnipoint Corp. 3.50 cv. pfd.                                                            35,913
              2,296 Qwest Trends Trust 144A 2.401 cv. pfd.                                                  193,725
              2,424 WinStar Communications, Inc. 3.50 cv. pfd.                                              114,231
                 13 World Access, Inc. 144A Ser. D, zero % cv. pfd.                                          12,090
                                                                                                      -------------
                                                                                                          1,974,068
                                                                                                      -------------
                    Total Convertible Preferred Stocks (cost $17,313,685)                             $  16,354,578


PREFERRED STOCKS (1.6%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
              3,119 AmeriKing, Inc. 3.25 cum. pfd. (PIK)                                              $      18,714
              2,970 Chevy Chase Preferred Corporation Ser. A, 5.19 pfd.                                     139,590
              1,021 Citadel Broadcasting Co. Ser. B, 13.25 cum. pfd. (PIK)                                  110,319
              2,023 CSC Holdings, Inc. Ser. M, 11.125 cum. pfd. (PIK)                                       214,437
              7,510 Diva Systems Corp. Ser. C, 6.00% cum. pfd.                                               45,060
                117 Dobson Communications 12.25% pfd. (PIK)                                                 112,203
                115 Fresenius Medical Capital Trust I Ser. D, 9.00% company
                    guaranty, pfd. (Germany)                                                                113,850
                 85 Fresenius Medical Capital Trust II 7.875% company
                    guaranty, pfd. (Germany)                                                                 79,475
                  2 Intermedia Communications Ser. B, 13.50% pfd. (PIK)                                       1,346
                 89 Nextel Communications, Inc. 13.00% cum. pfd. (PIK)                                       94,340
                132 NEXTLINK Communications, Inc. 14.00 cum. pfd. (PIK)                                       6,072
                 62 NEXTLINK Communications, Inc. Ser. B, 13.50% pfd. (PIK)                                  53,630
                 16 Paxson Communications Corp. 144A 13.25 cum. pfd. (PIK)                                  156,800
                 79 R&B Falcon Corp. 13.875% cum. pfd. (PIK)                                                 97,565
                123 Rural Cellular Corp. 12.25 pfd. (PIK)                                                   107,010
              1,834 Trikon Technologies, Inc. Ser. H, 8.125% pfd. (PIK)                                      16,506
                                                                                                      -------------
                    Total Preferred Stocks (cost $1,441,329)                                          $   1,366,917


COMMON STOCKS (1.5%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
              5,410 Allstate Corp.                                                                    $     157,228
              7,214 American General Corp.                                                                  525,269
                 50 AmeriKing, Inc. (NON)                                                                       500
              1,704 BB&T Corp.                                                                               46,115
             24,313 Celcaribe S.A. (Colombia) (NON)                                                           3,039
              1,379 Fitzgeralds Gaming Corp. (NON)                                                               14
                  1 Flextronics International, Ltd. (NON)                                                        83
              1,503 Gilead Sciences, Inc. (NON)                                                             162,343
                151 Leap Wireless (NON)                                                                      11,986
              2,305 MGC Communications, Inc. (NON)                                                           42,498
                 58 Mothers Work, Inc. (NON)                                                                    533
                 55 Paging Do Brazil Holdings Co., LLC 144A Class B, (Brazil) (NON)                               1
                132 Pegasus Communications Corp. (NON)                                                        6,567
                220 PSF Holdings LLC Class A (NON)                                                          220,000
                 79 RCN Corp. (NON)                                                                               1
              3,402 Sensormatic Electronics Corp. (NON)                                                      56,558
              2,100 Spanish Broadcasting System, Inc. (NON)                                                  21,131
                803 St. Paul Cos., Inc.                                                                      38,260
                 91 U.S. Interactive, Inc. (NON)                                                                711
                 64 WinStar Communications, Inc. (NON)                                                        1,720
                 47 XM Satellite Radio Holdings, Inc. Class A (NON)                                           2,008
                                                                                                      -------------
                    Total Common Stocks (cost $1,566,699)                                             $   1,296,565


UNITS (0.6%) (a)
NUMBER OF UNITS                                                                                               VALUE
-------------------------------------------------------------------------------------------------------------------
                125 App China Group, Ltd. units 14s, 2010                                             $      72,500
                250 Australis Media, Ltd. units 15 3/4s, 2003 (In default)
                    (Australia) (NON)                                                                            24
                200 CFW Communications Co. 144A units 13s, 2010                                             196,000
                 60 Huntsman Packaging Corp. units 13s, 2010                                                 54,000
                130 Ipcs Inc. units stepped-coupon zero % (14s 7/15/05),
                    2010 (STP)                                                                               74,100
                110 Maxcom Telecomunicacione units 13 3/4s, 2007                                             67,650
                200 XCL, Ltd. units 13 1/2s, 2004 (In default) (NON)                                         36,000
                600 XCL, Ltd. 144A units cum. pfd. 9 1/2s, 2006 (PIK)                                           300
                                                                                                      -------------
                    Total Units (cost $1,049,143)                                                     $     500,574


WARRANTS (0.3%) (a) (NON)                                                                EXPIRATION
NUMBER OF WARRANTS                                                                       DATE                 VALUE
-------------------------------------------------------------------------------------------------------------------
                  1 Anker Coal Group, Inc. 144A                                           10/28/09    $           1
                 80 Bestel S.A. de C.V. (Mexico)                                          5/15/05             9,600
                 70 Birch Telecommunications, Inc. 144A (PIK)                             6/15/08             7,000
                 57 Carrier1 Intl. S.A.                                                   2/19/09            15,390
                690 CellNet Data Systems, Inc.                                            10/1/07                 1
                130 Dayton Superior Corp.                                                 6/15/09             2,600
                200 Decrane Aircraft Holdings                                             9/30/08                 2
                185 Diva Systems Corp.                                                    5/15/06           111,000
                579 Diva Systems Corp.                                                    3/1/08              8,105
                400 Firstworld Communication Corp.                                        4/15/08             8,000
              6,534 ICG Communications                                                    10/15/05            6,534
                 90 Insilco Corp. 144A                                                    8/15/07                 1
                200 Interact Systems, Inc.                                                8/1/03                  2
                200 Interact Systems, Inc. 144A                                           12/15/09                2
                 85 International Wireless Communications
                    Holdings 144A                                                         8/15/01                 1
                175 Iridium World Com 144A                                                7/15/05                 1
                200 KMC Telecommunications Holdings, Inc.                                 4/15/08               600
                235 Knology Holdings                                                      10/22/07            1,410
                500 Leap Wireless International 144A                                      4/15/10             1,250
                650 McCaw International, Ltd.                                             4/15/07             2,600
                 85 Mediq, Inc. 144A                                                      6/1/09                  1
                120 Motient Corp. 144A                                                    4/1/08              4,200
                 45 Onepoint Communications, Inc.                                         6/1/08              4,050
                 90 Orbital Imaging Corp. 144A                                            3/1/05                450
                 10 Pathnet, Inc. 144A                                                    4/15/08               100
                 80 Raintree Resort 144A                                                  12/1/04                 1
                 80 Startec Global Communications Corp.                                   5/15/08                80
                 75 Sterling Chemicals Holdings                                           8/15/08               675
                 50 Telehub Communications Corp.                                          7/31/05                25
                200 Ubiquitel, Inc. 144A                                                  4/15/10            14,000
                435 UIH Australia/Pacific, Inc. 144A                                      5/15/06            13,050
                                                                                                      -------------
                    Total Warrants (cost $155,491)                                                    $     210,732


SHORT-TERM INVESTMENTS (4.3%) (a) (cost $3,620,000)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $    3,620,000 Interest in $749,144,000 joint repurchase agreement dated August 31, 2000 with S.G.C Warburg, Inc.
                    due September 1, 2000 with respect to various
                    U.S. Treasury obligations -- maturity value of $3,620,669
                    for an effective yield of 6.65%                                                   $   3,620,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $89,868,730) (b)                                          $  82,897,460
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $83,823,875.

  (b) The aggregate identified cost on a tax basis is $89,963,768, resulting in gross unrealized appreciation and depreciation of $6,789,002 and $13,855,310, respectively, or net unrealized depreciation of $7,066,308.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The rates shown on Floating Rate Notes (FRN) are the current interest rates shown at August 31, 2000, which are subject to change based on the terms of the security.

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
August 31, 2000 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $89,868,730) (Note 1)                                          $82,897,460
-------------------------------------------------------------------------------------------
Cash                                                                                 20,264
-------------------------------------------------------------------------------------------
Dividends and interest receivables                                                1,266,486
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                      936,408
-------------------------------------------------------------------------------------------
Total assets                                                                     85,120,618

Liabilities
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                               582,579
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                    354,596
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                        289,786
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                           26,936
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        15,195
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                            685
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               26,966
-------------------------------------------------------------------------------------------
Total liabilities                                                                 1,296,743
-------------------------------------------------------------------------------------------
Net assets                                                                      $83,823,875

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (unlimited shares authorized) (Note 1)                          $91,878,793
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                        (1,822,271)
-------------------------------------------------------------------------------------------
Accumulated net realized gain on investment (Note 1)                                738,623
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                       (6,971,270)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                      $83,823,875

Computation of net asset value
-------------------------------------------------------------------------------------------
Net asset value per share ($83,823,875 divided by 3,712,567 shares)                  $22.58
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended August 31, 2000 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Interest income                                                                 $ 2,554,882
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $202)                                              596,486
-------------------------------------------------------------------------------------------
Total investment income                                                           3,151,368

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                    589,176
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                       94,600
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                     5,796
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      2,075
-------------------------------------------------------------------------------------------
Other                                                                                33,494
-------------------------------------------------------------------------------------------
Total expenses                                                                      725,141
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                           (3,182)
-------------------------------------------------------------------------------------------
Net expenses                                                                        721,959
-------------------------------------------------------------------------------------------
Net investment income                                                             2,429,409
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                   (503,480)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                     (3,863,547)
-------------------------------------------------------------------------------------------
Net loss on investments                                                          (4,367,027)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                            $(1,937,618)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                        August 31      February 29
                                                                             2000*            2000
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                                 $ 2,429,409      $ 5,115,930
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                  (503,480)       3,164,770
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments              (3,863,547)       3,562,128
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                        (1,937,618)      11,842,828

Distributions to shareholders:
--------------------------------------------------------------------------------------------------
From net investment income                                             (3,452,454)      (5,539,578)
--------------------------------------------------------------------------------------------------
In excess of net investment income                                             --         (893,174)
--------------------------------------------------------------------------------------------------
From net realized gain on investments                                          --       (1,329,775)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                (5,390,072)       4,080,301

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                    89,213,947       85,133,646
--------------------------------------------------------------------------------------------------
End of period (including distributions in excess of
net investment income of $1,822,271 and
$799,226, respectively)                                               $83,823,875      $89,213,947
--------------------------------------------------------------------------------------------------

Number of fund shares
--------------------------------------------------------------------------------------------------
Shares outstanding at the beginning of period                           3,712,567        3,712,567
--------------------------------------------------------------------------------------------------
Shares issued in connection with reinvestment of distributions                 --               --
--------------------------------------------------------------------------------------------------
Shares outstanding at the end of period                                 3,712,567        3,712,567
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended        Year                                           For the period
Per-share                            August 31      ended                                          June 29, 1995+
operating performance               (Unaudited)   February 29        Year ended February 28        to February 29
------------------------------------------------------------------------------------------------------------------
                                        2000         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $24.03       $22.93       $27.57       $26.40       $26.43       $24.85(c)
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                    .65         1.38         1.86         1.76         1.77         1.17
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (1.17)        1.81        (3.69)        2.49         1.54         1.63
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.52)        3.19        (1.83)        4.25         3.31         2.80
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.93)       (1.49)       (1.91)       (1.77)       (1.83)       (1.15)
------------------------------------------------------------------------------------------------------------------
In excess of
net investment income                     --         (.24)          --           --         (.17)          --
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --         (.36)        (.90)       (1.31)       (1.34)        (.07)
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.93)       (2.09)       (2.81)       (3.08)       (3.34)       (1.22)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $22.58       $24.03       $22.93       $27.57       $26.40       $26.43
------------------------------------------------------------------------------------------------------------------
Market value,
end of period                        $19.563      $18.750      $22.500      $27.312      $24.375      $22.625
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Total investment return
at market value (%)(a)                  9.56*       (7.49)       (7.47)       26.03        23.54        (4.53)*
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $83,824      $89,214      $85,134     $102,112      $97,791      $97,881
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .86*        1.71         1.78         1.71         1.72         1.14*
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.87*        5.89         7.31         6.45         6.66         4.56*
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 38.13*       65.85        56.58        60.69        70.33        38.92*
------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Represents initial net asset value of $25.00 less offering expenses of $0.15. Original offering costs were reduced by $0.03 to reflect actual cost incurred.



NOTES TO FINANCIAL STATEMENTS
August 31, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam Convertible Opportunities and Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The fund seeks current income and capital appreciation by investing primarily in a diversified portfolio of convertible securities and non-convertible, higher risk, high yield securities.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of stepped-coupon bonds is amortized on a yield-to-maturity basis. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.10% of average net assets.

The fund compensates Putnam Management for administrative services based on quarterly net assets of the fund. Such administrative fees are based at an annual rate of 0.25% of the average net assets of the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended August 31, 2000, fund expenses were reduced by $3,182 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $680 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchases and sales of securities

During the six months ended August 31, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $31,268,706 and $36,176,249, respectively. There were no purchases and sales of U.S. government obligations.


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WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

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TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

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George Putnam, III
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Charles G. Pohl
Vice President and Fund Manager

Rosemary H. Thomsen
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our Web site (www.putnaminvestments.com) any time for up-to-date information about the fund's NAV.


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PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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